UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (6.3%)
United States (6.3%)
D.R. Horton, Inc.	9,788	$202
Deltic Timber Corp.	114	7
Eagle Materials, Inc.	421	20
Georgia Gulf Corp.	317	12
KB Home	2,478	36
Lennar Corp., Class A	5,513	192
Louisiana-Pacific Corp. (a)	1,323	17
M/I Homes, Inc. (a)	588	11
Masco Corp.	3,322	50
MDC Holdings, Inc.	1,450	56
Meritage Homes Corp. (a)	1,016	39
Mohawk Industries, Inc. (a)	677	54
NVR, Inc. (a)	147	124
Owens Corning (a)	1,143	38
Pulte Group, Inc. (a)	11,745	182
Ryland Group, Inc. (The)	1,336	40
Skyline Corp. (a)	56	—	@
Standard Pacific Corp. (a)	10,664	72
Toll Brothers, Inc. (a)	4,948	164
Universal Forest Products, Inc.	190	8
Watsco, Inc.	307	23
Total Common Stocks (Cost $1,044)		1,347

Investment Company (2.7%)
United Kingdom (2.7%)
ETFS Short Copper (a) (Cost $672)	20,960	582

Face Amount (000)
Fixed Income Security (20.4%)
Spain (20.4%)
Sovereign (20.4%)
Spain Government Bond, 4.75%, 7/30/14 (Cost $4,150)	EUR	3,300	4,341

Shares
Short-Term Investments (59.5%)
Investment Company (57.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $12,180)	12,180,118	12,180

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.5%)
U.S. Treasury Bills,
0.11%, 2/21/13 (c)	$260	$260
0.13%, 2/21/13 (c)	275	275
Total U.S. Treasury Securities (Cost $535)		535
Total Short-Term Investments (Cost $12,715)		12,715
Total Investments (88.9%) (Cost $18,581) (d)+		18,985
Other Assets in Excess of Liabilities (11.1%)		2,382
Net Assets (100.0%)		$21,367

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds —Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)	Rate shown is the yield to maturity at September 30, 2012.
(d)	Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $18,581,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $404,000 of which approximately $494,000 related to appreciated securities and approximately $90,000 related to depreciated securities.

@	Value is less than $500.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	USD	313	$313	10/18/12	EUR	239	$308	$(5)
Deutsche Bank AG	USD	661	661	10/18/12	GBP	407	657	(4)
Goldman Sachs International	EUR	1,339	1,720	10/18/12	USD	1,748	1,748	28
Goldman Sachs International	JPY	6,323	81	10/18/12	USD	81	81	— @
Goldman Sachs International	USD	23	23	10/18/12	AUD	22	23	(— )@
Goldman Sachs International	USD	928	928	10/18/12	EUR	719	924	(4)
JPMorgan Chase Bank	EUR	3,078	3,956	10/18/12	USD	3,985	3,985	29
JPMorgan Chase Bank	USD	38	38	10/18/12	DKK	217	37	(1)
Mellon Bank	AUD	5,293	5,483	10/18/12	USD	5,515	5,515	32
State Street Bank and Trust Co.	AUD	478	495	10/18/12	USD	496	496	1
State Street Bank and Trust Co.	USD	206	206	10/18/12	BRL	416	205	(1)
State Street Bank and Trust Co.	USD	437	437	10/18/12	CHF	405	431	(6)
State Street Bank and Trust Co.	USD	1,528	1,528	10/18/12	EUR	1,170	1,504	(24)
State Street Bank and Trust Co.	USD	176	176	10/18/12	EUR	136	176	(— )@
State Street Bank and Trust Co.	USD	78	78	10/18/12	GBP	48	78	(— )@
State Street Bank and Trust Co.	USD	125	125	10/18/12	JPY	9,786	126	1
State Street Bank and Trust Co.	USD	277	277	10/18/12	SEK	1,819	277	— @
UBS AG	EUR	1,568	2,015	10/18/12	USD	2,047	2,047	32
UBS AG	USD	402	402	10/18/12	CHF	373	397	(5)
UBS AG	USD	245	245	10/18/12	GBP	151	243	(2)
UBS AG	USD	133	133	10/18/12	JPY	10,431	134	1
UBS AG	USD	457	457	10/18/12	SEK	3,005	457	— @
JPMorgan Chase Bank	CNY	13,204	2,056	8/12/13	USD	2,048	2,048	(8)
			$21,833				$21,897	$64

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
S&P 500 E MINI Index (United States)	56	$4,016	Dec-12	$(3)
Australian 10 yr. Bond (Australia)	19	2,501	Dec-12	38
Euro Stoxx 50 Index (Germany)	59	1,861	Dec-12	(79)
DAX Index (Germany)	7	1,628	Dec-12	(15)
TOPIX Index (Japan)	14	1,319	Dec-12	35
U.S. Treasury 10 yr. Note (United States)	9	1,201	Dec-12	12
MSCI Emerging Market E Mini (United States)	23	1,143	Dec-12	(5)
CAC 40 Index (France)	24	1,034	Oct-12	(49)
FTSE 100 Index (United Kingdom)	10	923	Dec-12	(6)
IBEX 35 Index (Spain)	8	790	Oct-12	(32)
FTSE MIB Index (Italy)	8	773	Dec-12	(28)
Mini-10 year Japanese Government Bond (Singapore)	4	739	Dec-12	2
NIKKEI 225 Index (Japan)	12	681	Dec-12	18
ASX Spi 200 Index (Australia)	3	341	Dec-12	1
Short:
German Euro Bund (Germany)	2	(364)	Dec-12	(1)
				$(112)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	JPMorgan Construction Custom Basket Index	$955	3-Month USD-LIBOR-minus 0.17%	Pay	6/26/13	$44
JPMorgan Chase Bank	JPMorgan Construction Custom Basket Index	990	3-Month USD-LIBOR-minus 0.17%	Pay	6/26/13	46

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$939	3-Month USD-LIBOR-minus 0.22%	Pay	8/26/13	$(10)
JPMorgan Chase Bank	JPMorgan Luxury Custom Basket Index	2,005	3-Month USD-LIBOR-minus 0.33%	Pay	6/26/13	98
JPMorgan Chase Bank	MSCI Daily Total Return Europe Net Household & Personal Products Index	100	3-Month USD-LIBOR-minus 0.39%	Pay	8/26/13	(1)
JPMorgan Chase Bank	MSCI Daily Total Return Net Industrials Index	1,039	3-Month USD-LIBOR-minus 0.45%	Pay	8/26/13	(12)
Bank of America	Bank of America Iron & Ore Custom Basket Index	1,039	3-Month USD-LIBOR-minus 0.75%	Pay	8/21/13	1
						$166

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CHF	–	Swiss Franc
CNY	–	Chinese Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
SEK	–	Swedish Krona
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Total Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Investment Companies (98.7%)
Emerging Markets Debt (48.4%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Domestic Debt Portfolio - Class I (a)	44,059	$545
Morgan Stanley Institutional Fund, Inc. - Emerging Markets External Debt Portfolio - Class I (a)	48,413	536
		1,081
Emerging Markets Equity (50.3%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio - Class I (a)	45,363	1,125
Total Investments (98.7%) (Cost $1,976)+		2,206
Other Assets in Excess of Liabilities (1.3%)		30
Net Assets (100.0%)		$2,236

(a)	For the four months ended September 30, 2012, the cost of purchases and the proceeds from affiliated registered investment companies were as follows:

Morgan Stanley Institutional, Inc.	Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)		Dividend Income (000)	Value September 30, 2012 (000)
Emerging Markets	$—	$510	$14	$—	@	$—	$545
Emerging Markets Domestic Debt	—	506	26	2		—	536
Emerging Markets External Debt	—	1,014	18	1		—	1,125

@ Amount is less than $500.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,976,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $230,000 of which approximately $230,000 related to appreciated securities and zero related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (88.7%)
Australia (4.9%)
AGL Energy Ltd.	9,504	$148
ALS Ltd/Queensland	5,600	50
Amcor Ltd.	20,547	165
AMP Ltd.	51,945	233
APA Group (a)	12,846	63
Asciano Ltd.	16,365	74
Australia & New Zealand Banking Group Ltd.	44,572	1,144
BHP Billiton Ltd.	55,338	1,897
Brambles Ltd.	26,517	193
Coca-Cola Amatil Ltd.	10,343	146
Cochlear Ltd. (a)	953	66
Commonwealth Bank of Australia (a)	25,848	1,495
Crown Ltd. (a)	6,828	64
CSL Ltd.	8,589	410
Echo Entertainment Group Ltd.	12,338	49
Fortescue Metals Group Ltd. (a)	20,339	74
Goodman Group REIT	31,498	129
Harvey Norman Holdings Ltd. (a)	9,858	20
Iluka Resources Ltd.	7,470	77
Incitec Pivot Ltd.	26,674	83
Insurance Australia Group Ltd.	37,640	171
Leighton Holdings Ltd. (a)	2,507	43
Macquarie Group Ltd.	5,201	154
National Australia Bank Ltd.	33,610	889
Newcrest Mining Ltd.	18,274	552
Orica Ltd.	5,994	155
Origin Energy Ltd.	18,630	219
QBE Insurance Group Ltd.	16,879	227
QR National Ltd. (a)	28,472	101
Rio Tinto Ltd. (a)	7,343	406
Santos Ltd.	16,024	189
Sonic Healthcare Ltd.	7,579	107
Stockland REIT	97,084	336
Suncorp Group Ltd.	20,941	201
TABCORP Holdings Ltd. (a)	11,805	34
Tatts Group Ltd.	22,911	64
Telstra Corp., Ltd.	68,230	277
Toll Holdings Ltd. (a)	11,452	52
Transurban Group	22,187	138
Wesfarmers Ltd.	16,500	586
Westfield Group REIT	43,210	455
Westfield Retail Trust REIT	72,601	218
Westpac Banking Corp.	46,942	1,210
Woodside Petroleum Ltd.	10,693	368
Woolworths Ltd.	19,946	595
WorleyParsons Ltd. (a)	3,748	110
		14,437
Austria (0.6%)
Erste Group Bank AG (b)	18,679	417
OMV AG	7,369	258
Raiffeisen Bank International AG (a)	5,278	191
Telekom Austria AG	28,760	203
Verbund AG, Class A	4,525	94
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,339	141

	Shares	Value (000)
Voestalpine AG	10,325	$309
		1,613
Belgium (1.1%)
Ageas	1,588	38
Anheuser-Busch InBev N.V.	22,346	1,900
Anheuser-Busch InBev N.V. VVPR (b)	17,784	—	@
Belgacom SA	6,152	188
Groupe Bruxelles Lambert SA	3,305	245
Mobistar SA	296	9
Solvay SA, Class A	2,435	282
Telenet Group Holding N.V.	1,300	58
UCB SA (a)	4,343	239
Umicore SA (a)	5,087	266
		3,225
Brazil (0.1%)
All America Latina Logistica SA	10,200	42
BRF - Brasil Foods SA	14,848	257
Cia Energetica de Minas Gerais (Preference)	1	—	@
		299
Canada (1.3%)
Agnico-Eagle Mines Ltd.	4,800	249
Barrick Gold Corp.	27,600	1,153
Eldorado Gold Corp.	15,400	235
Franco-Nevada Corp.	3,800	224
Goldcorp, Inc.	22,000	1,010
IAMGOLD Corp.	10,500	167
Kinross Gold Corp.	31,400	321
New Gold, Inc. (a)(b)	12,500	153
Yamana Gold, Inc.	21,400	409
		3,921
China (0.0%)
China Merchants Holdings International Co., Ltd. (c)	29	—	@

Denmark (1.5%)
AP Moller - Maersk A/S Series B	80	572
DSV A/S	13,027	293
Novo Nordisk A/S Series B	19,325	3,053
Novozymes A/S Series B	14,433	398
TDC A/S	3,948	29
		4,345
Finland (0.8%)
Elisa Oyj	1,297	29
Fortum Oyj	16,766	309
Kesko Oyj, Class B (a)	10,179	288
Kone Oyj, Class B	4,402	305
Metso Oyj	4,646	166
Neste Oil Oyj (a)	5,074	66
Nokia Oyj	72,648	188
Sampo Oyj, Class A	13,386	416
Stora Enso Oyj, Class R	27,998	174

	Shares	Value (000)
UPM-Kymmene Oyj	26,622	$301
Wartsila Oyj	5,395	187
		2,429
France (4.7%)
Accor SA	2,668	89
Air Liquide SA	3,579	444
Alcatel-Lucent (a)(b)	7,327	8
Alstom SA	11,697	410
AtoS	353	25
AXA SA	17,678	263
Bouygues SA	7,991	195
Cap Gemini SA	1,973	83
Carrefour SA	13,897	288
Casino Guichard Perrachon SA	1,628	144
Cie de St-Gobain	10,900	383
Cie Generale d’Optique Essilor International SA	3,777	354
Cie Generale de Geophysique-Veritas (a)(b)	9,983	314
Cie Generale des Etablissements Michelin Series B	4,721	370
CNP Assurances	2,501	33
Danone SA	10,952	674
Dassault Systemes SA	852	90
Edenred	2,668	75
Electricite de France SA	109	2
Eurazeo	349	16
European Aeronautic Defense and Space Co., N.V. (a)	9,993	317
Fonciere Des Regions REIT	346	26
France Telecom SA	18,757	226
GDF Suez (a)	4,781	107
Gecina SA REIT	278	28
ICADE REIT (a)	292	24
Imerys SA	330	19
Klepierre REIT	1,288	45
L’Oreal SA	785	97
Lafarge SA	6,839	368
Lagardere SCA	2,260	62
Legrand SA	6,134	231
LVMH Moet Hennessy Louis Vuitton SA	843	127
Pernod-Ricard SA	399	45
Peugeot SA (a)(b)	1,483	12
PPR	644	99
Publicis Groupe SA (a)	3,795	212
Remy Cointreau SA	511	59
Renault SA	1,442	68
Safran SA	6,069	218
Sanofi	28,030	2,390
Schneider Electric SA	13,132	777
SCOR SE	2,691	69
SES SA	587	16
Societe BIC SA	416	50
Societe Generale SA (b)	20,172	573
Sodexo	1,282	97
STMicroelectronics N.V.	8,329	45
Technip SA	4,106	456
Total SA	29,411	1,459
Unibail-Rodamco SE REIT	1,225	244
Veolia Environnement SA	4,534	49

	Shares	Value (000)
Vinci SA	14,805	$631
Vivendi SA	11,032	215
		13,721
Germany (8.4%)
Adidas AG	1,929	158
Allianz SE (Registered)	11,775	1,401
Axel Springer AG	1,000	43
BASF SE	25,620	2,161
Bayer AG (Registered)	22,798	1,958
Bayerische Motoren Werke AG	8,893	650
Beiersdorf AG	2,162	159
Brenntag AG	1,485	190
Celesio AG	3,968	71
Commerzbank AG (b)	16,168	29
Continental AG	1,323	129
Daimler AG (Registered)	33,574	1,625
Deutsche Bank AG (Registered)	27,153	1,073
Deutsche Boerse AG	1,546	85
Deutsche Lufthansa AG (Registered)	9,297	126
Deutsche Post AG (Registered)	31,398	613
Deutsche Telekom AG (Registered)	97,584	1,201
E.ON AG	74,947	1,778
Fraport AG Frankfurt Airport Services Worldwide	961	56
Fresenius Medical Care AG & Co., KGaA	9,132	670
GEA Group AG	6,260	189
Hannover Rueckversicherung AG (Registered)	564	36
Henkel AG & Co., KGaA (Preference)	3,203	255
Hugo Boss AG	556	49
K&S AG (Registered)	2,249	111
Kabel Deutschland Holding AG (a)(b)	2,415	172
Lanxess AG	1,942	161
Linde AG	3,404	586
Merck KGaA	1,601	197
Metro AG	11,554	346
Muenchener Rueckversicherungs AG (Registered)	5,519	862
Porsche Automobil Holding SE (Preference)	4,946	296
ProSiebenSat.1 Media AG	1,204	30
RWE AG	11,421	511
RWE AG (Preference) (a)	877	35
SAP AG	40,422	2,863
Siemens AG (Registered)	20,323	2,027
ThyssenKrupp AG	8,472	180
United Internet AG (Registered) (a)	2,980	61
Volkswagen AG	4,547	761
Volkswagen AG (Preference)	4,254	776
		24,680
Hong Kong (0.0%)
Henderson Land Development Co., Ltd.	165	1
Hong Kong Exchanges and Clearing Ltd. (a)	191	3
MGM China Holdings Ltd. (a)	32,400	56
		60
Indonesia (0.3%)
Adaro Energy Tbk PT	98,000	15

	Shares	Value (000)
Astra International Tbk PT	185,000	$143
Bank Central Asia Tbk PT	112,500	93
Bank Danamon Indonesia Tbk PT	28,500	19
Bank Mandiri Persero Tbk PT	86,000	74
Bank Negara Indonesia Persero Tbk PT	73,500	30
Bank Rakyat Indonesia Persero Tbk PT	103,500	81
Bumi Resources Tbk PT	170,000	13
Charoen Pokphand Indonesia Tbk PT	79,000	25
Golden Agri-Resources Ltd. (a)	184,315	99
Gudang Garam Tbk PT	5,500	27
Indo Tambangraya Megah Tbk PT	4,100	18
Indocement Tunggal Prakarsa Tbk PT	13,500	29
Indofood Sukses Makmur Tbk PT	42,500	25
Kalbe Farma Tbk PT	48,500	24
Perusahaan Gas Negara Persero Tbk PT	100,500	43
Semen Gresik Persero Tbk PT	33,500	51
Tambang Batubara Bukit Asam Persero Tbk PT	8,000	13
Telekomunikasi Indonesia Persero Tbk PT	90,500	89
Unilever Indonesia Tbk PT	13,000	35
United Tractors Tbk PT	15,984	35
		981
Italy (0.1%)
Fiat Industrial SpA	24,121	236

Japan (18.3%)
ABC-Mart, Inc.	1,300	57
Aeon Mall Co., Ltd.	5,000	122
Ajinomoto Co., Inc. (a)	30,000	471
Asahi Glass Co., Ltd. (a)	75,800	505
Asahi Kasei Corp. (a)	37,000	191
Asics Corp.	7,000	94
Astellas Pharma, Inc. (a)	14,100	716
Bank of Yokohama Ltd. (The)	34,000	162
Benesse Holdings, Inc. (a)	1,700	82
Bridgestone Corp.	53,100	1,232
Canon, Inc.	11,600	371
Central Japan Railway Co.	4,100	360
Chiba Bank Ltd. (The)	13,000	76
Chubu Electric Power Co., Inc. (a)	7,600	99
Chugai Pharmaceutical Co., Ltd.	7,000	147
Credit Saison Co., Ltd. (a)	2,200	53
Dai Nippon Printing Co., Ltd. (a)	12,600	88
Daihatsu Motor Co., Ltd. (a)	9,000	150
Daiichi Sankyo Co., Ltd. (a)	20,400	337
Daikin Industries Ltd. (a)	4,100	106
Daito Trust Construction Co., Ltd. (a)	4,900	493
Daiwa House Industry Co., Ltd. (a)	30,600	444
Daiwa Securities Group, Inc. (a)	45,000	171
Denso Corp. (a)	16,050	504
East Japan Railway Co.	10,100	669
Eisai Co., Ltd. (a)	18,400	830
FANUC Corp.	13,100	2,112
Fast Retailing Co., Ltd. (a)	4,800	1,116
Fuji Heavy Industries Ltd.	28,000	232
FUJIFILM Holdings Corp. (a)	15,200	255
Fujitsu Ltd. (a)	57,200	215

	Shares	Value (000)
Fukuoka Financial Group, Inc.	19,000	$77
GS Yuasa Corp. (a)	16,000	67
Hamamatsu Photonics KK (a)	3,200	110
Hankyu Hanshin Holdings, Inc.	22,000	119
Hirose Electric Co., Ltd. (a)	900	101
Hisamitsu Pharmaceutical Co., Inc.	1,900	105
Hitachi Ltd. (a)	104,000	578
Hitachi Metals Ltd. (a)	8,000	71
Honda Motor Co., Ltd. (a)	38,304	1,176
Hoya Corp.	33,200	730
IHI Corp. (a)	27,000	60
Inpex Corp.	118	704
Isuzu Motors Ltd.	57,000	275
ITOCHU Corp. (a)	36,200	367
Japan Real Estate Investment Corp. REIT	29	292
Japan Retail Fund Investment Corp. REIT	95	170
JFE Holdings, Inc. (a)	11,100	146
JGC Corp. (a)	16,000	534
Joyo Bank Ltd. (The) (a)	26,000	127
JSR Corp. (a)	13,100	215
JX Holdings, Inc. (a)	66,546	364
Kansai Electric Power Co., Inc. (The) (a)	10,800	84
Kansai Paint Co., Ltd. (a)	10,000	111
Kawasaki Heavy Industries Ltd. (a)	25,000	50
Keikyu Corp. (a)	11,000	104
Keio Corp. (a)	7,000	53
Keyence Corp.	1,240	318
Kintetsu Corp. (a)	47,200	185
Komatsu Ltd. (a)	69,300	1,365
Konica Minolta Holdings, Inc.	14,000	108
Kubota Corp. (a)	88,000	891
Kuraray Co., Ltd. (a)	27,000	307
Kyocera Corp. (a)	5,100	442
Kyushu Electric Power Co., Inc. (a)	4,700	39
LIXIL Group Corp. (a)	5,500	131
Makita Corp. (a)	5,200	202
Marubeni Corp. (a)	50,000	319
Mitsubishi Chemical Holdings Corp. (a)	39,500	151
Mitsubishi Corp. (a)	32,900	598
Mitsubishi Electric Corp.	46,800	345
Mitsubishi Estate Co., Ltd. (a)	70,000	1,340
Mitsubishi Heavy Industries Ltd. (a)	80,000	346
Mitsubishi Materials Corp.	57,000	180
Mitsubishi Tanabe Pharma Corp.	7,200	110
Mitsubishi UFJ Financial Group, Inc. (a)(d)	203,946	956
Mitsui & Co., Ltd. (a)	40,000	563
Mitsui Fudosan Co., Ltd.	49,400	989
Mitsui OSK Lines Ltd. (a)	8,000	19
Mizuho Financial Group, Inc. (a)	425,900	693
MS&AD Insurance Group Holdings (a)	8,960	155
Murata Manufacturing Co., Ltd. (a)	6,200	330
Nabtesco Corp. (a)	4,400	81
NEC Corp. (a)(b)	73,400	117
NGK Insulators Ltd. (a)	9,600	115
NGK Spark Plug Co., Ltd. (a)	13,000	137
NHK Spring Co., Ltd. (a)	7,000	60
Nidec Corp. (a)	2,500	183
Nikon Corp. (a)	8,500	234

	Shares	Value (000)
Nintendo Co., Ltd. (a)	2,400	$304
Nippon Building Fund, Inc. REIT	35	377
Nippon Express Co., Ltd.	24,800	94
Nippon Steel Sumitomo Metal Corp. (a)	145,000	297
Nippon Telegraph & Telephone Corp.	7,800	372
Nippon Yusen KK (a)	32,000	57
Nissan Motor Co., Ltd. (a)	56,900	485
Nitto Denko Corp.	14,000	667
NKSJ Holdings, Inc. (a)	5,700	112
Nomura Holdings, Inc. (a)	63,500	227
NTT Data Corp. (a)	47	147
NTT DoCoMo, Inc. (a)	106	172
Obayashi Corp. (a)	19,000	87
Omron Corp.	7,200	138
Ono Pharmaceutical Co., Ltd. (a)	2,400	148
Oriental Land Co., Ltd. (a)	1,800	237
ORIX Corp. (a)	350	35
Osaka Gas Co., Ltd. (a)	28,600	126
Otsuka Holdings Co., Ltd. (a)	7,300	226
Panasonic Corp. (a)	55,700	368
Resona Holdings, Inc.	9,100	37
Rinnai Corp. (a)	1,500	112
Rohm Co., Ltd.	4,400	148
Sanrio Co., Ltd. (a)	2,000	72
Santen Pharmaceutical Co., Ltd.	5,800	267
Secom Co., Ltd. (a)	4,700	245
Sekisui Chemical Co., Ltd.	13,000	105
Sekisui House Ltd.	28,600	284
Sharp Corp. (a)	22,200	55
Shimano, Inc. (a)	6,300	459
Shin-Etsu Chemical Co., Ltd. (a)	31,196	1,755
Shionogi & Co., Ltd. (a)	9,100	139
Shizuoka Bank Ltd. (The) (a)	12,000	123
SMC Corp. (a)	4,000	645
Softbank Corp. (a)	25,800	1,045
Sony Corp. (a)	19,797	233
Sumitomo Chemical Co., Ltd. (a)	40,600	104
Sumitomo Corp. (a)	24,000	324
Sumitomo Electric Industries Ltd. (a)	15,100	160
Sumitomo Metal Industries Ltd. (a)(b)	87,000	131
Sumitomo Metal Mining Co., Ltd.	55,800	704
Sumitomo Mitsui Financial Group, Inc. (a)	19,900	622
Sumitomo Mitsui Trust Holdings, Inc. (a)	109,544	326
Sumitomo Realty & Development Co., Ltd. (a)	22,000	584
Sysmex Corp.	3,400	164
T&D Holdings, Inc.	10,400	113
Taisei Corp. (a)	28,000	80
Takeda Pharmaceutical Co., Ltd. (a)	60,400	2,782
TDK Corp. (a)	3,800	141
Terumo Corp. (a)	13,500	581
THK Co., Ltd. (a)	1,400	21
Tobu Railway Co., Ltd. (a)	24,400	131
Tohoku Electric Power Co., Inc.	6,400	51
Tokio Marine Holdings, Inc. (a)	17,052	436
Tokyo Electron Ltd. (a)	6,800	290
Tokyo Gas Co., Ltd.	32,600	180
Tokyu Corp. (a)	29,400	141
Tokyu Land Corp.	36,000	193

	Shares	Value (000)
Toppan Printing Co., Ltd. (a)	12,600	$73
Toray Industries, Inc. (a)	105,100	622
Toshiba Corp. (a)	91,000	292
Toyota Industries Corp.	2,350	66
Toyota Motor Corp. (a)	38,800	1,511
Trend Micro, Inc.	8,400	235
Unicharm Corp. (a)	8,600	494
West Japan Railway Co.	1,400	60
Yahoo! Japan Corp. (a)	561	214
Yamada Denki Co., Ltd. (a)	3,080	135
Yamato Holdings Co., Ltd. (a)	7,800	124
		53,744
Korea, Republic of (1.5%)
Amorepacific Corp.	22	23
Cheil Industries, Inc.	481	44
Daewoo Securities Co., Ltd.	1,230	14
Doosan Heavy Industries and Construction Co., Ltd.	646	33
E-Mart Co., Ltd.	159	35
GS Engineering & Construction Corp.	417	29
Hana Financial Group, Inc.	1,290	39
Hyundai Engineering & Construction Co., Ltd.	500	30
Hyundai Heavy Industries Co., Ltd.	284	64
Hyundai Mobis	397	111
Hyundai Motor Co.	949	215
Hyundai Steel Co.	507	40
Industrial Bank of Korea	2,060	23
KB Financial Group, Inc.	2,410	86
Kia Motors Corp.	1,430	89
Korea Electric Power Corp. (b)	1,710	43
Korea Exchange Bank (b)	3,450	26
Korean Air Lines Co., Ltd. (b)	248	11
KT Corp.	1,430	45
KT&G Corp.	749	57
LG Chem Ltd.	298	89
LG Corp.	1,151	64
LG Display Co., Ltd. (b)	1,520	39
LG Electronics, Inc.	675	42
LG Household & Health Care Ltd.	62	35
Lotte Shopping Co., Ltd.	87	25
NCSoft Corp.	104	22
NHN Corp.	282	74
OCI Co., Ltd.	119	19
POSCO	400	132
S-Oil Corp.	490	47
Samsung C&T Corp.	985	58
Samsung Electro-Mechanics Co., Ltd.	391	34
Samsung Electronics Co., Ltd.	1,696	2,054
Samsung Electronics Co., Ltd. (Preference)	124	88
Samsung Engineering Co., Ltd.	238	41
Samsung Fire & Marine Insurance Co., Ltd.	256	55
Samsung Heavy Industries Co., Ltd.	1,520	52
Samsung SDI Co., Ltd.	244	35
Samsung Securities Co., Ltd.	482	23
Samsung Techwin Co., Ltd.	263	15
Shinhan Financial Group Co., Ltd.	2,670	91
Shinsegae Co., Ltd.	56	11

	Shares	Value (000)
SK Hynix, Inc. (b)	3,060	$63
SK Innovation Co., Ltd.	427	65
SK Telecom Co., Ltd.	333	44
Woori Finance Holdings Co., Ltd.	1,590	16
		4,390
Malta (0.0%)
BGP Holdings PLC (b)(e)(f)	72,261	—

Netherlands (3.6%)
Aegon N.V.	72,081	375
Akzo Nobel N.V.	16,490	932
ArcelorMittal	11,741	168
ASML Holding N.V.	22,764	1,217
Corio N.V. REIT	2,365	100
Fugro N.V. CVA	2,487	169
Gemalto N.V. (a)	2,295	202
Heineken N.V. (a)	9,829	586
ING Groep N.V. CVA (b)	108,546	858
Koninklijke Ahold N.V.	30,127	377
Koninklijke Boskalis Westminster N.V.	817	29
Koninklijke DSM N.V.	6,252	312
Koninklijke KPN N.V.	96,179	735
Koninklijke Philips Electronics N.V.	25,062	585
Randstad Holding N.V.	827	27
Reed Elsevier N.V.	40,092	536
SBM Offshore N.V. (b)	6,287	90
TNT Express N.V.	35,304	369
Unilever N.V. CVA	66,455	2,351
Wolters Kluwer N.V.	28,912	544
		10,562
Norway (1.7%)
Aker Solutions ASA	5,795	110
DnB NOR ASA	39,708	487
Norsk Hydro ASA	42,137	197
Orkla ASA	27,813	211
Statoil ASA	33,491	865
Subsea 7 SA (a)	6,763	156
Telenor ASA	86,526	1,687
Veripos, Inc. (b)	676	2
Yara International ASA	27,152	1,360
		5,075
Philippines (1.0%)
Aboitiz Equity Ventures, Inc.	231,000	271
Aboitiz Power Corp.	198,700	160
Alliance Global Group, Inc.	438,900	155
Ayala Corp.	24,096	246
Ayala Land, Inc.	578,500	331
Bank of the Philippine Islands	195,500	374
Energy Development Corp.	840,000	122
Manila Electric Co.	31,000	190
Metropolitan Bank & Trust	115,200	255
Philippine Long Distance Telephone Co.	5,120	342
SM Investments Corp.	20,140	352

	Shares	Value (000)
SM Prime Holdings, Inc.	726,250	$247
		3,045
Russia (0.0%)
Evraz PLC	10,380	41

Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	60,000	118
CapitaLand Ltd.	100,000	259
CapitaMall Trust REIT	85,514	141
City Developments Ltd.	22,741	217
ComfortDelGro Corp., Ltd.	64,538	90
DBS Group Holdings Ltd.	85,678	1,005
Fraser and Neave Ltd. (a)	42,000	304
Genting Singapore PLC (a)	284,000	317
Jardine Cycle & Carriage Ltd.	3,034	119
Keppel Corp., Ltd.	60,500	562
Noble Group Ltd.	100,090	108
Olam International Ltd. (a)	15,000	25
Oversea-Chinese Banking Corp., Ltd.	157,758	1,201
SembCorp Industries Ltd.	44,183	204
SembCorp Marine Ltd. (a)	40,000	162
Singapore Airlines Ltd. (a)	29,010	254
Singapore Exchange Ltd. (a)	24,581	140
Singapore Press Holdings Ltd. (a)	34,083	113
Singapore Technologies Engineering Ltd.	52,000	150
Singapore Telecommunications Ltd.	309,115	806
United Overseas Bank Ltd.	72,448	1,160
Wilmar International Ltd. (a)	45,000	119
		7,574
South Africa (0.6%)
SABMiller PLC	41,459	1,821

Sweden (3.0%)
Alfa Laval AB	7,137	129
Assa Abloy AB, Class B	9,344	303
Atlas Copco AB, Class A	16,713	390
Atlas Copco AB, Class B	9,344	195
Boliden AB	1,783	30
Electrolux AB, Class B	4,133	102
Elekta AB, Class B (a)	11,716	155
Getinge AB, Class B	11,118	335
Hennes & Mauritz AB, Class B	29,820	1,036
Holmen AB, Class B	1,929	53
Husqvarna AB, Class B	5,059	26
Investor AB, Class B	16,373	360
Lundin Petroleum AB (b)	5,245	128
Nordea Bank AB	106,371	1,052
Sandvik AB	27,237	370
Scania AB, Class B	9,466	174
Securitas AB, Class B	4,048	30
Skanska AB, Class B	13,278	215
SKF AB, Class B	10,619	229
SSAB AB, Class A	7,632	54
Svenska Cellulosa AB, Class B	21,832	406
Svenska Handelsbanken AB, Class A	23,515	881

	Shares	Value (000)
Swedish Match AB	7,820	$316
Tele2 AB, Class B	7,808	142
Telefonaktiebolaget LM Ericsson, Class B	78,906	719
TeliaSonera AB	67,909	489
Volvo AB, Class B	35,240	494
		8,813
Switzerland (8.9%)
ABB Ltd. (Registered) (b)	76,466	1,434
Baloise Holding AG (Registered)	1,870	147
Banque Cantonale Vaudoise (Registered)	113	59
Cie Financiere Richemont SA	6,054	363
Credit Suisse Group AG (Registered) (b)	36,693	778
GAM Holding AG (b)	3,956	52
Geberit AG (Registered) (b)	1,297	282
Givaudan SA (Registered) (b)	231	219
Holcim Ltd. (Registered) (b)	7,038	448
Julius Baer Group Ltd. (b)	5,345	186
Logitech International SA (Registered) (a)(b)	2,992	28
Lonza Group AG (Registered) (b)	1,194	63
Nestle SA (Registered)	113,329	7,146
Novartis AG (Registered)	70,326	4,303
Pargesa Holding SA	209	14
Roche Holding AG (Genusschein)	20,615	3,851
Schindler Holding AG	1,568	193
Sonova Holding AG (Registered) (b)	1,290	130
Straumann Holding AG (Registered) (a)	484	64
Swatch Group AG (The)	359	143
Swatch Group AG (The) (Registered)	689	48
Swiss Life Holding AG (Registered) (b)	775	92
Swiss Prime Site AG (Registered) (b)	1,412	117
Swiss Re AG (b)	13,062	840
Swisscom AG (Registered)	844	339
Syngenta AG (Registered)	6,816	2,547
UBS AG (Registered) (b)	106,397	1,295
Zurich Insurance Group AG (b)	3,771	939
		26,120
Thailand (0.4%)
Bangkok Bank PCL	17,800	112
Bangkok Bank PCL (Foreign Registered)	32,100	210
Bank of Ayudhya PCL (Foreign)	71,500	73
Kasikornbank PCL	22,600	134
Kasikornbank PCL (Foreign)	44,100	261
Krung Thai Bank PCL	99,100	59
Siam Commercial Bank PCL (Foreign)	57,700	320
		1,169
United Kingdom (23.3%)
3i Group PLC	14,012	50
Aberdeen Asset Management PLC	27,550	138
Admiral Group PLC	5,041	86
Aggreko PLC	35,863	1,339
AMEC PLC	11,906	220
Anglo American PLC	39,232	1,151
ARM Holdings PLC	82,058	762

	Shares	Value (000)
AstraZeneca PLC	39,088	$1,865
Aviva PLC	74,640	384
BAE Systems PLC	95,055	499
Barclays PLC	239,524	831
BG Group PLC	112,729	2,275
BHP Billiton PLC	23,405	728
BP PLC	381,576	2,690
British American Tobacco PLC	44,718	2,296
British Land Co., PLC REIT	29,339	247
British Sky Broadcasting Group PLC	76,518	919
BT Group PLC	321,853	1,199
Bunzl PLC	13,036	233
Burberry Group PLC	4,860	79
Capita PLC	6,717	84
Capital Shopping Centres Group PLC REIT	17,037	90
Carnival PLC	7,544	278
Centrica PLC	94,860	502
Cobham PLC	4,749	17
Compass Group PLC	79,612	879
Croda International PLC	4,132	162
Diageo PLC	64,469	1,811
Experian PLC	25,182	418
G4S PLC	14,295	61
GKN PLC	40,181	139
GlaxoSmithKline PLC	146,112	3,368
Hammerson PLC REIT	23,508	171
HSBC Holdings PLC	675,037	6,249
ICAP PLC	5,111	27
Imperial Tobacco Group PLC	18,328	678
Intercontinental Hotels Group PLC	13,373	350
Intertek Group PLC	4,020	178
Investec PLC	4,960	31
J Sainsbury PLC	42,049	236
Johnson Matthey PLC	5,657	220
Kingfisher PLC	33,637	144
Land Securities Group PLC REIT	26,268	323
Legal & General Group PLC	200,294	427
Lloyds Banking Group PLC (b)	353,757	222
Man Group PLC	53,875	72
Marks & Spencer Group PLC	49,779	287
Meggitt PLC	21,310	136
National Grid PLC	99,919	1,102
Next PLC	6,834	381
Old Mutual PLC	137,231	376
Pearson PLC	36,336	710
Petrofac Ltd.	9,335	240
Prudential PLC	63,492	822
Reckitt Benckiser Group PLC	21,983	1,266
Reed Elsevier PLC	47,411	453
Rexam PLC	23,962	168
Rio Tinto PLC	43,468	2,025
Rolls-Royce Holdings PLC (b)	48,307	658
Royal Bank of Scotland Group PLC (b)	61,064	253
Royal Dutch Shell PLC, Class A	121,245	4,194
Royal Dutch Shell PLC, Class B	91,788	3,258
RSA Insurance Group PLC (a)	100,111	179
Sage Group PLC (The)	57,809	293
Schroders PLC	2,140	52

	Shares	Value (000)
Segro PLC REIT	25,562	$94
Serco Group PLC	5,810	54
Severn Trent PLC	14,621	396
Smith & Nephew PLC	100,196	1,106
Smiths Group PLC	8,661	145
SSE PLC	44,128	992
Standard Chartered PLC	87,404	1,976
Standard Life PLC	54,462	240
Tesco PLC	236,228	1,266
TUI Travel PLC	9,933	38
Unilever PLC	26,022	946
United Utilities Group PLC	6,703	78
Vodafone Group PLC	2,008,306	5,700
Weir Group PLC (The)	5,298	151
Whitbread PLC	7,858	288
Wolseley PLC	7,363	314
WPP PLC	156,402	2,125
Xstrata PLC	43,801	677
		68,567
United States (0.0%)
Lend Lease Group REIT (a)	5,983	49
Total Common Stocks (Cost $269,408)		260,917

	No. of Rights
Rights (0.0%)
France (0.0%)
Cie Gen de Geophysique (a)(b)	9,983	16
Thailand (0.0%)
Krung Thai Bank (b)	24,775	5
Total Rights (Cost $—)		21

	Shares
Short-Term Investments (25.1%)
Securities held as Collateral on Loaned Securities (14.9%)
Investment Company (11.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	32,515,392	32,515

	Face Amount (000)
Repurchase Agreements (3.8%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $3,441; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $3,510)	$3,441	3,441

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $1,268; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $1,294)	$1,268	$1,268
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $6,520; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $6,650)	6,520	6,520
		11,229
Total Securities held as Collateral on Loaned Securities (Cost $43,744)		43,744

	Shares
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $30,072)	30,072,190	30,072
Total Short-Term Investments (Cost $73,816)		73,816
Total Investments (113.8%) (Cost $343,224) Including $41,477 of Securities Loaned (h)+		334,754
Liabilities in Excess of Other Assets (-13.8%)		(40,581)
Net Assets (100.0%)		$294,173

(a)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $41,477,000 and $43,895,000, respectively. The Portfolio received cash collateral of approximately $43,793,000, of which $43,744,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $49,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $102,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)

For the nine months ended September 30, 2012, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc.; Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $165,000, including net realized losses of approximately $228,000.

(e)

At September 30, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)	Security has been deemed illiquid at September 30, 2012.
(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency exchange and futures contracts.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $343,224,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $8,470,000 of which approximately $34,660,000 related to appreciated securities and approximately $43,130,000 related to depreciated securities.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
VVPR	Verminderde Voorheffing Précompte Réduit.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	CAD	1,855	$1,887	10/18/12	USD	1,903	$1,903	$16
Credit Suisse London Branch (GFX)	USD	35,954	35,954	10/18/12	EUR	27,532	35,385	(569)
Mellon Bank	USD	4,447	4,447	10/18/12	AUD	4,268	4,422	(25)
Royal Bank of Scotland	JPY	512,111	6,563	10/18/12	USD	6,509	6,509	(54)
Royal Bank of Scotland	USD	6,198	6,198	10/18/12	JPY	487,079	6,242	44
State Street Bank and Trust Co.	USD	599	599	10/18/12	HKD	4,647	599	(— )@
UBS AG	EUR	6,904	8,872	10/18/12	USD	9,015	9,015	143
			$64,520				$64,075	$(445)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	19	2,163	Dec-12	$16
CAC 40 Index (France)	151	6,520	Oct-12	(317)
DAX Index (Germany)	10	2,330	Dec-12	(28)
FTSE MIB Index (Italy)	65	6,296	Dec-12	(394)
Hang Seng China Index (Hong Kong)	73	9,826	Oct-12	73
IBEX 35 Index (Spain)	51	5,045	Oct-12	(238)
				$(888)

@		Value is less than $500.
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
EUR	–	Euro
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
China (21.4%)
Belle International Holdings Ltd. (a)	64,000	$116
China Construction Bank Corp. H Shares (a)	259,000	180
China Life Insurance Co., Ltd. H Shares (a)	26,000	75
China Mengniu Dairy Co., Ltd. (a)	31,000	93
China Mobile Ltd. (a)	10,000	111
China Pacific Insurance Group Co., Ltd. H Shares (a)	47,600	144
Chow Tai Fook Jewellery Group Ltd. (a)	53,400	76
CNOOC Ltd. (a)	35,000	72
Hengan International Group Co., Ltd. (a)	8,000	75
Sino Biopharmaceutical (a)	26,800	10
Tencent Holdings Ltd. (a)	8,300	283
Trinity Ltd. (a)	86,000	57
Tsingtao Brewery Co., Ltd. H Shares (a)	4,000	22
		1,314
Hong Kong (8.7%)
BOC Hong Kong Holdings Ltd.	29,500	94
Cheung Kong Holdings Ltd.	2,000	29
Henderson Land Development Co., Ltd.	6,000	43
Kerry Properties Ltd.	12,000	61
Lifestyle International Holdings Ltd.	25,000	51
Samsonite International SA	31,200	60
SmarTone Telecommunications Holdings Ltd.	54,500	109
Wharf Holdings Ltd.	12,400	86
		533
India (3.6%)
HDFC Bank Ltd. ADR	2,100	79
ITC Ltd. GDR	15,954	82
Tata Motors Ltd. ADR	2,200	57
		218
Indonesia (7.8%)
Delta Dunia Makmur Tbk PT (b)	423,000	11
Indofood Sukses Makmur Tbk PT	111,000	65
Indosat Tbk PT	101,000	57
Kalbe Farma Tbk PT	158,000	78
Lippo Karawaci Tbk PT	761,500	79
Nippon Indosari Corpindo Tbk PT	159,500	96
Perusahaan Gas Negara Persero Tbk PT	153,000	66
Tempo Scan Pacific Tbk PT	85,000	27
		479
Korea, Republic of (25.5%)
GS Retail Co., Ltd.	300	8
Hyundai Engineering & Construction Co., Ltd.	1,326	81
Hyundai Glovis Co., Ltd.	229	50
Hyundai Heavy Industries Co., Ltd.	281	64
Hyundai Motor Co.	969	220
KB Financial Group, Inc.	1,378	49
Korea Aerospace Industries Ltd.	2,830	71
Korean Air Lines Co., Ltd. (b)	1,060	45
LG Chem Ltd.	160	48
NCSoft Corp.	360	77
Nexon Co., Ltd. (b)	9,800	135

	Shares	Value (000)
Orion Corp/Republic of South Korea	23	$20
Samsung Electronics Co., Ltd.	308	373
Samsung Fire & Marine Insurance Co., Ltd.	163	35
Samsung Life Insurance Co., Ltd.	279	24
Shinhan Financial Group Co., Ltd.	1,999	68
SK C&C Co., Ltd.	58	5
Woongjin Coway Co., Ltd.	2,880	80
YG Entertainment, Inc. (b)	1,307	112
		1,565
Laos (2.1%)
Kolao Holdings	8,190	127

Malaysia (3.1%)
AirAsia Bhd	38,200	38
CIMB Group Holdings Bhd	19,200	47
IHH Healthcare Bhd (b)	25,400	27
IJM Corp. Bhd	15,900	24
Sime Darby Bhd	9,700	31
UEM Land Holdings Bhd (b)	41,300	23
		190
Philippines (6.8%)
Alliance Global Group, Inc.	244,900	86
Bloomberry Resorts Corp. (b)	24,000	7
Cebu Air, Inc.	4,910	6
DMCI Holdings, Inc.	19,170	27
International Container Terminal Services, Inc.	79,000	133
Puregold Price Club, Inc.	122,300	87
SM Investments Corp.	4,050	71
		417
Singapore (2.7%)
Fraser and Neave Ltd.	11,000	80
Olam International Ltd.	52,636	88
		168
Taiwan (13.7%)
Asustek Computer, Inc.	1,000	11
Chailease Holding Co., Ltd.	47,000	89
China Life Insurance Co., Ltd. (b)	32,839	30
Formosa Plastics Corp.	30,000	86
Hon Hai Precision Industry Co., Ltd.	19,300	60
Lung Yen Life Service Corp.	19,000	65
MediaTek, Inc.	3,000	32
MStar Semiconductor, Inc.	4,000	32
Siliconware Precision Industries Co.	8,000	9
Taiwan Cement Corp.	4,000	5
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	242
Uni-President Enterprises Corp.	92,426	164
Wowprime Corp.	1,000	15
		840
Thailand (3.4%)
Bangkok Bank PCL NVDR	8,700	55

	Shares	Value (000)
Land and Houses PCL NVDR	232,900	$69
PTT PCL (Foreign)	7,700	82
		206
Total Common Stocks (Cost $5,634)		6,057

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $39)	38,917	39
Total Investments (99.4%) (Cost $5,673) +		6,096
Other Assets in Excess of Liabilities (0.6%)		38
Net Assets (100.0%)		$6,134

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,673,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $423,000 of which approximately $730,000 related to appreciated securities and approximately $307,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Brazil (8.3%)
Banco Bradesco SA (Preference)	860,800	$13,830
BRF - Brasil Foods SA	1,124,452	19,419
Cia de Bebidas das Americas (Preference) ADR (a)	479,700	18,358
Cielo SA	175,720	4,385
PDG Realty SA Empreendimentos e Participacoes	1,927,200	3,632
Petroleo Brasileiro SA	269,137	3,093
Petroleo Brasileiro SA (Preference)	1,195,472	13,192
Petroleo Brasileiro SA ADR	369,800	8,483
Petroleo Brasileiro SA Sponsored ADR	48,124	1,062
Raia Drogasil SA	309,700	3,558
Ultrapar Participacoes SA	338,300	7,611
Vale SA (Preference)	150,084	2,611
Vale SA (Preference) ADR	366,175	6,357
Vale SA ADR	162,400	2,907
		108,498
Chile (2.9%)
Banco Santander Chile ADR	76,600	5,610
Cencosud SA	1,118,810	6,781
Empresa Nacional de Electricidad SA	3,354,460	5,438
SACI Falabella	850,762	8,573
Sociedad Quimica y Minera de Chile SA ADR	178,100	10,978
		37,380
China (10.6%)
Ajisen China Holdings Ltd. (a)(b)	2,695,000	1,790
Bank of China Ltd. H Shares (b)	16,037,000	6,101
Belle International Holdings Ltd. (b)	3,232,000	5,852
China Construction Bank Corp. H Shares (b)	16,422,250	11,394
China Life Insurance Co., Ltd. H Shares (a)(b)	3,364,000	9,718
China Mengniu Dairy Co., Ltd. (b)	5,115,000	15,304
China Mobile Ltd. (b)	233,000	2,583
China Overseas Land & Investment Ltd. (a)(b)	1,216,000	3,093
China Pacific Insurance Group Co., Ltd. H Shares (b)	3,931,200	11,889
China Resources Enterprise Ltd. (a)(b)	1,214,000	4,055
China Telecom Corp., Ltd. H Shares (b)	8,472,000	4,895
Chow Tai Fook Jewellery Group Ltd. (a)(b)	1,920,400	2,734
CNOOC Ltd. (b)	4,835,000	9,914
Hengan International Group Co., Ltd. (a)(b)	907,000	8,574
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	3,657,200	6,782
Sino Biopharmaceutical (b)	1,556,000	574
Tencent Holdings Ltd. (a)(b)	671,700	22,887
Tingyi Cayman Islands Holding Corp. (a)(b)	1,260,000	3,794
Tsingtao Brewery Co., Ltd. H Shares (b)	1,200,000	6,624
Uni-President China Holdings Ltd. (b)	94,000	108
		138,665
Hong Kong (0.7%)
Samsonite International SA	4,979,700	9,556

Hungary (1.0%)
Richter Gedeon Nyrt	72,059	12,601

India (7.6%)
ACC Ltd.	307,369	8,567

	Shares	Value (000)
Asian Paints Ltd.	89,493	$6,676
Dr. Reddy’s Laboratories Ltd.	167,520	5,227
Glenmark Pharmaceuticals Ltd.	977,581	7,802
HDFC Bank Ltd.	1,209,505	14,427
IndusInd Bank Ltd.	1,066,443	7,354
ITC Ltd.	2,066,441	10,672
Larsen & Toubro Ltd.	172,844	5,233
Reliance Industries Ltd.	236,534	3,754
Sun Pharmaceutical Industries Ltd.	322,093	4,247
Tata Consultancy Services Ltd.	333,814	8,202
Tata Motors Ltd.	2,219,715	11,260
Tata Steel Ltd.	851,540	6,472
		99,893
Indonesia (5.3%)
Astra International Tbk PT	16,519,500	12,774
Bank Mandiri Persero Tbk PT	11,838,000	10,143
Indofood Sukses Makmur Tbk PT	11,836,000	6,988
Indosat Tbk PT	15,259,000	8,610
Kalbe Farma Tbk PT	14,679,500	7,209
Lippo Karawaci Tbk PT	121,556,500	12,575
Telekomunikasi Indonesia Persero Tbk PT	11,137,500	10,998
		69,297
Korea, Republic of (16.8%)
Cheil Industries, Inc.	59,887	5,469
Cheil Worldwide, Inc.	138,345	2,944
Hyundai Engineering & Construction Co., Ltd.	120,742	7,333
Hyundai Glovis Co., Ltd.	31,040	6,800
Hyundai Heavy Industries Co., Ltd.	35,520	8,070
Hyundai Motor Co.	117,881	26,728
KB Financial Group, Inc.	166,657	5,953
Korea Aerospace Industries Ltd.	153,710	3,859
Korean Air Lines Co., Ltd. (c)	104,121	4,455
LG Chem Ltd.	30,573	9,119
LG Household & Health Care Ltd.	10,375	5,928
Mando Corp.	21,477	2,976
NCSoft Corp.	39,784	8,501
Nexon Co., Ltd. (c)	670,600	9,220
NHN Corp.	34,835	9,105
Samsung Electronics Co., Ltd.	48,736	59,022
Samsung Electronics Co., Ltd. (Preference)	15,917	11,299
Samsung Fire & Marine Insurance Co., Ltd.	25,139	5,406
Samsung Life Insurance Co., Ltd.	32,388	2,800
Shinhan Financial Group Co., Ltd.	241,162	8,235
SK C&C Co., Ltd.	60,880	5,467
SM Entertainment Co. (c)	103,145	5,540
Woongjin Coway Co., Ltd.	215,562	5,964
		220,193
Malaysia (3.2%)
AirAsia Bhd	5,024,300	4,964
Axiata Group Bhd	6,214,300	13,215
CIMB Group Holdings Bhd	3,762,600	9,233
Gamuda Bhd	3,310,600	3,726
IHH Healthcare Bhd (c)	3,452,500	3,615

	Shares	Value (000)
Sime Darby Bhd	2,437,100	$7,814
		42,567
Mexico (4.8%)
Alfa SAB de CV	3,356,000	6,247
Cemex SAB de CV ADR (c)	961,800	8,012
Fomento Economico Mexicano SAB de CV ADR	67,600	6,218
Grupo Financiero Santander Mexico SAB de CV ADR (c)	672,800	9,217
Grupo Televisa SAB ADR	336,000	7,899
Mexichem SAB de CV	1,330,144	6,344
Wal-Mart de Mexico SAB de CV Series V	6,755,900	19,026
		62,963
Peru (1.5%)
Cia de Minas Buenaventura SA ADR	216,090	8,419
Credicorp Ltd.	88,415	11,076
		19,495
Philippines (5.0%)
Ayala Corp.	146,082	1,492
Bloomberry Resorts Corp. (c)	26,867,800	7,214
DMCI Holdings, Inc.	6,095,950	8,483
Metro Pacific Investments Corp.	94,400,000	9,482
Metropolitan Bank & Trust	5,582,711	12,379
Philippine Long Distance Telephone Co.	209,880	14,007
SM Investments Corp.	700,160	12,253
		65,310
Poland (3.4%)
Jeronimo Martins SGPS SA	781,431	13,039
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	5,308,481	6,744
Powszechny Zaklad Ubezpieczen SA	109,466	12,301
Telekomunikacja Polska SA	2,415,520	12,403
		44,487
Qatar (0.5%)
Industries Qatar QSC	176,100	6,776

Russia (3.5%)
Eurasia Drilling Co., Ltd. GDR	159,577	5,266
Gazprom OAO ADR	858,035	8,606
Lukoil OAO ADR	362,538	22,333
Rosneft OAO (Registered GDR)	1,427,875	9,595
		45,800
South Africa (4.9%)
AngloGold Ashanti Ltd.	139,603	4,905
AngloGold Ashanti Ltd. ADR	39,640	1,389
AVI Ltd.	895,270	6,428
Clicks Group Ltd.	1,096,638	7,626
Life Healthcare Group Holdings Ltd.	1,348,600	5,145
Naspers Ltd., Class N	230,576	14,266
Pick n Pay Stores Ltd. (a)	1,226,818	6,580
SABMiller PLC	285,232	12,398

	Shares	Value (000)
Sasol Ltd.	120,200	$5,377
		64,114
Switzerland (0.6%)
Swatch Group AG (The)	19,341	7,716

Taiwan (6.6%)
Asustek Computer, Inc.	764,536	8,307
Catcher Technology Co., Ltd.	378,000	1,779
Chailease Holding Co., Ltd.	2,530,000	4,773
China Life Insurance Co., Ltd. (c)	4,297,040	3,980
Formosa Plastics Corp.	1,477,000	4,222
Foxconn Technology Co., Ltd.	400	2
Fubon Financial Holding Co., Ltd.	2,334,372	2,540
Hon Hai Precision Industry Co., Ltd.	2,801,102	8,791
Lung Yen Life Service Corp.	908,000	3,129
MediaTek, Inc.	296,000	3,125
MStar Semiconductor, Inc.	759,000	6,098
Siliconware Precision Industries Co.	568,000	633
Taiwan Cement Corp.	4,036,000	4,998
Taiwan Semiconductor Manufacturing Co., Ltd.	7,938,205	24,318
Uni-President Enterprises Corp.	5,553,411	9,851
		86,546
Thailand (4.0%)
Bank of Ayudhya PCL NVDR (a)	5,267,700	5,348
Banpu PCL (a)	504,000	6,419
Kasikornbank PCL (Foreign)	2,157,200	12,790
Kasikornbank PCL NVDR	185,800	1,102
Land and Houses PCL NVDR	40,806,000	12,064
PTT PCL (Foreign)	477,200	5,101
Siam Cement PCL NVDR	469,800	5,327
Supalai PCL	3,904,300	2,537
Supalai PCL NVDR	2,563,700	1,632
		52,320
Turkey (4.2%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,236,143	18,364
Haci Omer Sabanci Holding AS	1,821,893	7,988
Turk Telekomunikasyon AS	1,803,588	7,185
Turkiye Garanti Bankasi AS	5,024,495	20,968
		54,505
United States (1.8%)
Mead Johnson Nutrition Co. (a)	152,770	11,195
Yum! Brands, Inc. (a)	195,983	13,001
		24,196
Total Common Stocks (Cost $1,056,096)		1,272,878

Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (c)(d) (Cost $1,535)	7,809,825	9,056

	Shares	Value (000)
Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	24,690,500	$24,691

	Face Amount (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $2,613; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $2,665)	$2,613	2,613
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $962; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $983)	962	962
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $4,951; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $5,050)	4,951	4,951
		8,526
Total Securities held as Collateral on Loaned Securities (Cost $33,217)		33,217

	Shares
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $23,214)	23,213,512	23,214
Total Short-Term Investments (Cost $56,431)		56,431
Total Investments (102.2%) (Cost $1,114,062) Including $42,028 of Securities Loaned +		1,338,365
Liabilities in Excess of Other Assets (-2.2%)		(29,315)
Net Assets (100.0%)		$1,309,050

(a)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $42,028,000 and $43,982,000, respectively. The Portfolio received cash collateral of approximately $33,254,000, of which $33,217,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $37,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $10,728,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

For the nine months ended September 30, 2012, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $749,000, including net realized gains of approximately $618,000.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,114,062,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $224,303,000 of which approximately $269,932,000 related to appreciated securities and approximately $45,629,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (80.7%)
Austria (1.2%)
Oil, Gas & Consumable Fuels
OMV AG	26,425	$925

Bangladesh (4.2%)
Commercial Banks
Islami Bank Bangladesh Ltd.	1,767,375	909

Pharmaceuticals
Renata Ltd.	102,900	1,072

Wireless Telecommunication Services
GrameenPhone Ltd.	656,672	1,350
		3,331
France (1.4%)
Oil, Gas & Consumable Fuels
Total SA ADR	21,796	1,092

Kenya (5.4%)
Beverages
East African Breweries Ltd.	693,532	1,870

Commercial Banks
Kenya Commercial Bank Ltd.	4,283,936	1,394

Media
Scan Group Ltd.	1,521,000	1,034
		4,298
Kuwait (7.3%)
Commercial Banks
Burgan Bank SAK	1,384,076	2,561

Wireless Telecommunication Services
National Mobile Telecommunications Co. KSC	351,781	3,229
		5,790
Laos (2.1%)
Automobiles
Kolao Holdings	104,770	1,631

Nigeria (21.7%)
Beverages
Nigerian Breweries PLC	4,693,473	4,090

Commercial Banks
First Bank of Nigeria PLC	26,859,083	2,537
Guaranty Trust Bank PLC	32,321,104	3,938
Zenith Bank PLC	21,593,771	2,239
		8,714

	Shares	Value (000)
Construction Materials
Dangote Cement PLC	2,469,995	$1,941

Oil, Gas & Consumable Fuels
Afren PLC (a)	1,054,336	2,385
		17,130
Panama (2.9%)
Airlines
Copa Holdings SA, Class A	27,900	2,267

Qatar (12.8%)
Commercial Banks
QNB Group	69,287	2,579

Diversified Telecommunication Services
Qatar Telecom Q-Tel QSC	108,947	3,173

Energy Equipment & Services
Gulf International Services OSC	263,780	1,966

Industrial Conglomerates
Industries Qatar QSC	54,192	2,085

Multi-Utilities
Qatar Electricity & Water Co.	7,577	276
		10,079
Romania (3.2%)
Commercial Banks
Banca Transilvania (a)	3,739,768	1,186

Diversified Financial Services
Fondul Proprietatea SA	8,980,552	1,342
		2,528
Slovenia (1.7%)
Pharmaceuticals
Krka dd Novo mesto	20,400	1,305

South Africa (1.7%)
Food Products
Tiger Brands Ltd.	40,400	1,326

Sri Lanka (5.1%)
Commercial Banks
Commercial Bank of Ceylon PLC	2,532,220	2,269

Industrial Conglomerates
John Keells Holdings PLC	1,009,940	1,788
		4,057

	Shares	Value (000)
United Arab Emirates (7.3%)
Air Freight & Logistics
Aramex PJSC	5,792,259	$3,138

Commercial Banks
First Gulf Bank PJSC	955,800	2,590
		5,728
United Kingdom (2.7%)
Pharmaceuticals
Hikma Pharmaceuticals PLC	180,168	2,114
Total Common Stocks (Cost $54,091)		63,601

Participation Notes (14.0%)

Saudi Arabia (11.0%)
Commercial Banks
Alinma Bank, expires 12/3/12 (a)	290,313	1,030
Al Rajhi Bank Series 0002, expires 2/16/15 (a)	105,858	2,011
HSBC Bank PLC Series 000E, expires 2/23/15 (a)	169,288	600
		3,641
Food & Staples Retailing
Herfy Food Services Co., expires 12/1/14 (a)	8,477	228
Herfy Food Services Co. Series 0001, expires 5/17/13 (a)	34,478	929
		1,157
Food Products
HSBC Bank PLC Series 0002, expires 11/24/14 (a)	41,635	777

Wireless Telecommunication Services
Etihad Etisalat Co., expires 12/3/12 (a)	169,711	3,066
		8,641
United Arab Emirates (3.0%)
Diversified Telecommunication Services
Emirates Telecommunications Corp., expires 4/14/14 (a)	898,145	2,338
Total Participation Notes (Cost $10,075)		10,979

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1,748)	1,747,673	1,748
Total Investments (96.9%) (Cost $65,914) +		76,328
Other Assets in Excess of Liabilities (3.1%)		2,461
Net Assets (100.0%)		$78,789

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+                                         At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $65,914,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $10,414,000 of which approximately $12,507,000 related to appreciated securities and approximately $2,093,000 related to depreciated securities.

ADR                     American Depositary Receipt.

PJSC                    Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (1.5%)
QR National Ltd.	11,146	$40

Belgium (2.5%)
Duvel Moortgat SA	600	66

Brazil (3.1%)
LLX Logistica SA (a)	15,023	21
Natura Cosmeticos SA	1,684	46
OGX Petroleo e Gas Participacoes SA (a)	4,918	15
		82
Canada (8.9%)
Aimia, Inc.	2,864	43
Brookfield Asset Management, Inc., Class A	2,850	98
Fairfax Financial Holdings Ltd.	141	54
Whistler Blackcomb Holdings, Inc.	3,452	41
		236
China (1.5%)
China Merchants Holdings International Co., Ltd. (b)	12,859	40

Denmark (0.6%)
Pandora A/S	1,213	17

France (5.7%)
Christian Dior SA	290	39
Edenred	3,944	111
		150
Greece (1.3%)
Jumbo SA (a)	6,008	33

Hong Kong (3.0%)
L’Occitane International SA	30,000	79

Netherlands (4.2%)
DE Master Blenders 1753 N.V. (a)	9,227	111

Singapore (4.3%)
Jardine Matheson Holdings Ltd.	1,221	70
Mandarin Oriental International Ltd.	30,000	43
		113
South Africa (2.6%)
Naspers Ltd., Class N	1,131	70

Switzerland (5.2%)
Nestle SA ADR	1,547	98
Schindler Holding AG	329	40
		138
United Kingdom (9.9%)
Burberry Group PLC	3,620	59
Diageo PLC ADR	765	86

	Shares	Value (000)
Intertek Group PLC	2,678	$118
		263
United States (43.5%)
Amazon.com, Inc. (a)	583	148
Anheuser-Busch InBev N.V. ADR	1,374	118
Apple, Inc.	255	170
Covanta Holding Corp.	2,555	44
eBay, Inc. (a)	936	45
Facebook, Inc., Class A (a)	1,127	24
Facebook, Inc., Class B (a)(c)(d) (acquisition cost - $102; acquired 3/8/12 — 3/15/12)	3,339	70
Google, Inc., Class A (a)	194	146
Li & Fung Ltd. (b)	28,000	44
Mead Johnson Nutrition Co.	458	34
Motorola Solutions, Inc.	1,332	67
PepsiCo, Inc.	532	38
Philip Morris International, Inc.	587	53
Progressive Corp. (The)	3,041	63
Visa, Inc., Class A	248	33
Weight Watchers International, Inc.	1,031	55
		1,152
Total Common Stocks (Cost $2,346)		2,590

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $71)	70,679	71
Total Investments (100.5%) (Cost $2,417) +		2,661
Liabilities in Excess of Other Assets (-0.5%)		(13)
Net Assets (100.0%)		$2,648

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2012, the Portfolio held a fair valued security valued at approximately $70,000, representing 2.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $70,000 and represents 2.6% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $2,417,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $244,000 of which approximately $401,000 related to appreciated securities and approximately $157,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
Australia (0.9%)
Lynas Corp., Ltd. (a)	58,790	$48

Brazil (2.9%)
LLX Logistica SA (a)	44,562	63
OGX Petroleo e Gas Participacoes SA (a)	31,119	95
		158
Denmark (4.6%)
Pandora A/S	18,579	253

France (13.5%)
Christian Dior SA	685	92
Edenred	14,004	393
Eurazeo	4,419	202
Remy Cointreau SA	406	47
		734
Greece (6.4%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	25,934	117
Jumbo SA (a)	41,642	230
		347
Hong Kong (5.4%)
L’Occitane International SA	110,750	293

Netherlands (10.6%)
DE Master Blenders 1753 N.V. (a)	48,062	579

Singapore (4.1%)
Mandarin Oriental International Ltd.	155,000	224

Switzerland (6.4%)
Nestle SA (Registered)	5,498	347

United Kingdom (2.3%)
Intertek Group PLC	2,879	127

United States (39.8%)
Akamai Technologies, Inc. (a)	4,820	184
Dropbox, Inc. (a)(b)(c) (acquisition cost - $25; acquired 5/1/12)	2,743	25
Facebook, Inc., Class A (a)	9,925	215
Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $141; acquired 3/8/12 — 3/15/12)	4,625	97
Fiesta Restaurant Group, Inc. (a)	15,447	245
First Solar, Inc. (a)	5,124	114
Illumina, Inc. (a)	1,416	68
Motorola Solutions, Inc.	13,115	663
OpenTable, Inc. (a)	1,996	83
Progressive Corp. (The)	4,717	98
Rexnord Corp. (a)	4,239	77
Solera Holdings, Inc.	5,569	244

	Shares	Value (000)
Zynga, Inc., Class A (a)	19,031	$54
		2,167
Total Common Stocks (Cost $5,277)		5,277

Preferred Stock (0.2%)
United States (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost - $9; acquired 7/19/12) (Cost $9)	2,935	9

Convertible Preferred Stocks (0.4%)
United States (0.4%)
Better Place, Inc. Series C (a)(b)(c) (acquisition cost - $29; acquired 11/14/11)	6,429	19
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost - $3; acquired 5/25/12)	277	3
Total Convertible Preferred Stocks (Cost $32)		22

	No. of Contracts
Call Options Purchased (0.5%)
United States (0.5%)
Hillshire Brands Co. January 2014 @$15	19	11
Hillshire Brands Co. January 2014 @$20	155	15
Total Call Options Purchased (Cost $60)		26

	Shares
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $88)	87,741	88
Total Investments (99.6%) (Cost $5,466) +		5,422
Other Assets in Excess of Liabilities (0.4%)		24
Net Assets (100.0%)		$5,446

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held a fair valued security valued at approximately $153,000, representing 2.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $153,000 and represents 2.8% of net assets.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,466,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $44,000 of which approximately $515,000 related to appreciated securities and approximately $559,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Finland (2.7%)
Kone Oyj, Class B	158,517	$10,969

France (6.1%)
Legrand SA	207,648	7,826
Sanofi	195,677	16,684
		24,510
Germany (3.5%)
SAP AG	199,938	14,159

Italy (1.0%)
Davide Campari-Milano SpA	533,167	4,193

Netherlands (2.0%)
DE Master Blenders 1753 N.V. (a)	683,207	8,231

Sweden (3.8%)
Swedish Match AB	373,200	15,090

Switzerland (9.7%)
Nestle SA (Registered)	616,615	38,879

United Kingdom (33.6%)
Admiral Group PLC	281,821	4,792
British American Tobacco PLC	738,918	37,938
Diageo PLC	496,100	13,935
Experian PLC	419,478	6,970
Imperial Tobacco Group PLC	515,371	19,075
Reckitt Benckiser Group PLC	440,330	25,349
Unilever PLC	738,922	26,871
		134,930
United States (34.8%)
Accenture PLC, Class A	295,392	20,686
Dr. Pepper Snapple Group, Inc.	342,494	15,251
Herbalife Ltd.	177,204	8,399
Kraft Foods, Inc., Class A	302,500	12,508
Mead Johnson Nutrition Co.	110,173	8,074
Microsoft Corp.	624,944	18,611
Moody’s Corp.	139,859	6,178
Philip Morris International, Inc.	260,724	23,450
Procter & Gamble Co. (The)	262,404	18,200
Visa, Inc., Class A	62,406	8,380
		139,737
Total Common Stocks (Cost $344,085)		390,698

Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $21,805)	21,804,550	21,805
Total Investments (102.6%) (Cost $365,890) +		412,503
Liabilities in Excess of Other Assets (-2.6%)		(10,587)
Net Assets (100.0%)		$401,916

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $365,890,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $46,613,000 of which approximately $49,040,000 related to appreciated securities and approximately $2,427,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Australia (3.7%)
DuluxGroup Ltd.	11,130	$38

Belgium (4.3%)
Duvel Moortgat SA	400	44

Brazil (2.8%)
Vale SA (Preference)	1,674	29

Canada (16.0%)
Brookfield Asset Management, Inc., Class A	1,117	39
Fairfax Financial Holdings Ltd.	65	25
Potash Corp. of Saskatchewan, Inc.	832	36
Sears Canada, Inc. (a)	3,762	42
Whistler Blackcomb Holdings, Inc.	1,763	21
		163
France (11.7%)
Christian Dior SA	441	59
Eurazeo	871	40
Vivendi SA	1,025	20
		119
Germany (2.0%)
ThyssenKrupp AG	958	21

Greece (5.9%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	4,651	21
Jumbo SA (a)	7,145	40
		61
Hong Kong (6.2%)
Shangri-La Asia Ltd.	20,000	39
Swire Pacific Ltd., Class A	2,000	24
		63
Netherlands (10.5%)
DE Master Blenders 1753 N.V. (a)	3,640	44
Delta Lloyd N.V.	1,558	24
Koninklijke Philips Electronics N.V.	1,696	39
		107
Norway (1.8%)
Orkla ASA	2,348	18

Singapore (8.4%)
Jardine Matheson Holdings Ltd.	400	23
Mandarin Oriental International Ltd.	44,000	63
		86
Spain (1.6%)
Baron de Ley (a)	303	16

	Shares	Value (000)
Sweden (1.9%)
Byggmax Group AB	3,996	$19

Switzerland (4.0%)
Nestle SA (Registered)	648	41

Turkey (5.0%)
Is Gayrimenkul Yatirim Ortakligi AS REIT	32,451	24
Ulker Biskuvi Sanayi AS	6,341	27
		51
United States (10.6%)
Diana Shipping, Inc. (a)	1,690	11
First Solar, Inc. (a)	1,018	23
Motorola Solutions, Inc.	1,197	60
Rexnord Corp. (a)	761	14
		108
Total Common Stocks (Cost $906)		984

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1)	1,459	1
Total Investments (96.5%) (Cost $907) +		985
Other Assets in Excess of Liabilities (3.5%)		36
Net Assets (100.0%)		$1,021

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $907,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $78,000 of which approximately $102,000 related to appreciated securities and approximately $24,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (90.1%)
Australia (0.8%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—
Lynas Corp., Ltd. (a)	143,063	117
		117
Belgium (3.2%)
Anheuser-Busch InBev N.V.	5,759	490

Brazil (5.1%)
BM&F Bovespa SA	28,451	172
Brookfield Incorporacoes SA	88,359	172
CETIP SA - Mercados Organizados	33,166	435
		779
Canada (5.1%)
Brookfield Asset Management, Inc., Class A	13,170	455
Brookfield Infrastructure Partners LP	9,207	327
		782
China (14.2%)
Baidu, Inc. ADR (a)	5,650	660
China Merchants Holdings International Co., Ltd. (d)	102,082	315
Golden Eagle Retail Group Ltd. (d)	162,000	318
New Oriental Education & Technology Group ADR	26,295	438
Xueda Education Group ADR (a)	66,492	220
Youku Tudou, Inc. ADR (a)	11,057	203
		2,154
Denmark (4.3%)
DSV A/S	28,877	649

France (1.4%)
Pernod-Ricard SA	1,953	219

Hong Kong (2.1%)
Sun Art Retail Group Ltd.	261,500	325

India (4.7%)
Adani Ports and Special Economic Zone	155,731	376
MakeMyTrip Ltd. (a)	10,921	186
Nestle India Ltd.	1,842	154
		716
Italy (3.5%)
Prada SpA (d)	70,400	526

South Africa (2.1%)
Naspers Ltd., Class N	5,124	317

Switzerland (2.2%)
Kuehne & Nagel International AG (Registered)	1,529	172
Panalpina Welttransport Holding AG (Registered)	1,641	157
		329

	Shares	Value (000)
United Kingdom (5.4%)
Burberry Group PLC	35,486	$574
Diageo PLC ADR	2,147	242
		816
United States (36.0%)
Amazon.com, Inc. (a)	3,688	938
Apple, Inc.	1,094	730
Facebook, Inc., Class A (a)	19,316	418
Facebook, Inc., Class B (a)(b)(e) (acquisition cost - $403; acquired 3/8/12 — 3/15/12)	13,204	276
Google, Inc., Class A (a)	1,282	967
Greenlight Capital Re Ltd., Class A (a)	15,424	382
Mastercard, Inc., Class A	751	339
Monsanto Co.	2,951	269
Priceline.com, Inc. (a)	435	269
Ultra Petroleum Corp. (a)	4,657	103
Visa, Inc., Class A	2,728	366
Wynn Resorts Ltd.	3,532	408
		5,465
Total Common Stocks (Cost $11,611)		13,684

	No. of Rights
Rights (0.1%)
Brazil (0.1%)
Brookfield Incorporacoes SA (a) (Cost $—)	26,296	11

	Shares
Convertible Preferred Stocks (0.6%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost - $@; acquired 9/16/10)	9	—	@

United States (0.6%)
Better Place, Inc. (a)(b)(e) (acquisition cost - $78; acquired 1/25/10)	31,331	94
Total Convertible Preferred Stocks (Cost $78)		94

Participation Notes (5.9%)
China (5.9%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	9,050	354
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	14,080	550
Total Participation Notes (Cost $564)		904

	Shares	Value (000)
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $495)	494,563	$495
Total Investments (100.0%) (Cost $12,748) +		15,188
Other Assets in Excess of Liabilities (0.0%) (g)		3
Net Assets (100.0%)		$15,191

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $370,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2012.
(d)	Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $370,000 and represents 2.4% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Amount is less than 0.05%.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $12,748,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,440,000 of which approximately $3,628,000 related to appreciated securities and approximately $1,188,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (9.0%)
Centro Retail Australia REIT	3,546,981	$7,690
CFS Retail Property Trust Group REIT	4,341,092	8,691
Commonwealth Property Office Fund REIT	4,961,972	5,327
Dexus Property Group REIT	15,926,433	15,695
Goodman Group REIT	3,150,919	12,943
GPT Group REIT	5,416,885	19,104
Investa Office Fund REIT	750,934	2,251
Mirvac Group REIT	6,705,410	9,946
Stockland REIT	4,502,593	15,600
Westfield Group REIT	5,259,346	55,428
Westfield Retail Trust REIT	7,292,211	21,861
		174,536
Austria (0.2%)
Atrium European Real Estate Ltd.	476,022	2,486
Conwert Immobilien Invest SE	58,793	658
		3,144
Belgium (0.1%)
Befimmo SCA Sicafi REIT	14,338	846
Cofinimmo REIT	10,238	1,137
		1,983
Brazil (0.5%)
BR Malls Participacoes SA	10,680	148
BR Properties SA	184,900	2,413
Iguatemi Empresa de Shopping Centers SA	150,600	3,849
PDG Realty SA Empreendimentos e Participacoes	1,873,900	3,531
		9,941
Canada (2.1%)
Boardwalk REIT	147,780	9,769
Brookfield Canada Office Properties REIT	75,066	2,173
Calloway REIT	125,445	3,812
Canadian Apartment Properties Real Estate Investment Trust REIT	9,600	243
Crombie Real Estate Investment Trust REIT	118,720	1,837
Extendicare Inc/US	194,440	1,582
First Capital Realty, Inc.	24,300	464
Primaris Retail Real Estate Investment Trust REIT	5,654	140
RioCan REIT	758,334	21,344
		41,364
China (1.7%)
Agile Property Holdings Ltd. (a)	7,792,000	8,783
China Overseas Land & Investment Ltd. (a)	783,240	1,992
China Resources Land Ltd. (a)	2,493,000	5,491
Country Garden Holdings Co., Ltd. (a)(b)	20,811,328	8,105
Evergrande Real Estate Group Ltd. (a)	7,566,000	2,996
Guangzhou R&F Properties Co., Ltd. H Shares (a)	2,157,200	2,484
Shimao Property Holdings Ltd. (a)	1,179,000	2,028
Soho China Ltd. (a)	1,085,000	672
		32,551

	Shares	Value (000)
Finland (0.2%)
Citycon Oyj	309,982	$928
Sponda Oyj	825,523	3,384
		4,312
France (3.4%)
Altarea REIT	10,435	1,555
Fonciere Des Regions REIT	36,420	2,738
Gecina SA REIT	49,330	5,050
ICADE REIT	66,055	5,382
Klepierre REIT	178,965	6,276
Mercialys SA REIT	198,128	4,088
Societe de la Tour Eiffel REIT	15,135	794
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	21,429	2,217
Unibail-Rodamco SE REIT	187,292	37,329
		65,429
Germany (0.5%)
Alstria Office AG REIT	363,606	4,257
Deutsche Euroshop AG	46,517	1,734
Deutsche Wohnen AG	16,000	281
GSW Immobilien AG	43,152	1,600
Prime Office AG REIT	368,694	1,611
		9,483
Hong Kong (15.6%)
Hang Lung Properties Ltd.	3,028,000	10,348
Henderson Land Development Co., Ltd.	2,040,080	14,681
Hongkong Land Holdings Ltd.	9,129,000	54,865
Hysan Development Co., Ltd.	4,343,014	19,771
Kerry Properties Ltd.	4,610,220	23,307
Link REIT (The)	2,881,500	13,657
New World Development Co., Ltd.	5,292,968	8,205
Sino Land Co., Ltd.	7,997,290	14,955
Sun Hung Kai Properties Ltd.	8,119,357	118,952
Swire Properties Ltd.	4,345,000	13,448
Wharf Holdings Ltd.	1,493,763	10,374
		302,563
Italy (0.2%)
Beni Stabili SpA	6,366,634	3,354

Japan (9.6%)
Activia Properties, Inc. REIT (b)	168	1,029
Japan Real Estate Investment Corp. REIT	1,074	10,817
Japan Retail Fund Investment Corp. REIT	400	715
Mitsubishi Estate Co., Ltd.	3,499,000	66,985
Mitsui Fudosan Co., Ltd.	2,576,000	51,593
Nippon Building Fund, Inc. REIT	1,017	10,960
NTT Urban Development Corp.	1,817	1,476
Sumitomo Realty & Development Co., Ltd.	1,457,000	38,684
Tokyo Tatemono Co., Ltd. (b)	333,000	1,301
Tokyu REIT, Inc.	223	1,149

	Shares	Value (000)
United Urban Investment Corp. REIT	691	$801
		185,510
Malta (0.0%)
BGP Holdings PLC (b)(c)(d)	12,867,024	—

Netherlands (0.6%)
Corio N.V. REIT	151,224	6,429
Eurocommercial Properties N.V. CVA REIT	101,871	3,861
Wereldhave N.V. REIT	23,215	1,291
		11,581
Norway (0.1%)
Norwegian Property ASA	1,396,570	2,133

Singapore (3.1%)
CapitaCommercial Trust REIT	4,219,000	5,140
CapitaLand Ltd.	6,896,000	17,869
CapitaMall Trust REIT	4,513,000	7,429
CapitaMalls Asia Ltd.	2,628,000	3,533
City Developments Ltd.	508,000	4,860
Global Logistic Properties Ltd.	4,536,000	9,278
Keppel Land Ltd.	1,069,000	3,092
Suntec REIT	3,317,000	4,014
UOL Group Ltd.	963,000	4,496
		59,711
Sweden (0.7%)
Atrium Ljungberg AB, Class B	235,328	3,027
Castellum AB	287,522	3,889
Hufvudstaden AB, Class A	601,650	7,460
		14,376
Switzerland (1.0%)
Mobimo Holding AG (Registered) (b)	5,563	1,276
PSP Swiss Property AG (Registered) (b)	155,466	14,125
Swiss Prime Site AG (Registered) (b)	52,308	4,321
		19,722
United Kingdom (6.0%)
Big Yellow Group PLC REIT	769,863	3,904
British Land Co., PLC REIT	1,938,749	16,342
Capital & Counties Properties PLC	1,012,526	3,561
Capital & Regional PLC (b)	4,383,368	1,876
Capital Shopping Centres Group PLC REIT	1,081,488	5,714
Derwent London PLC REIT	165,918	5,241
Grainger PLC	2,020,502	3,514
Great Portland Estates PLC REIT	699,543	5,093
Hammerson PLC REIT	2,138,564	15,575
Land Securities Group PLC REIT	1,680,740	20,667
LXB Retail Properties PLC (b)	3,749,232	6,811
Metric Property Investments PLC REIT	1,861,365	2,795
Quintain Estates & Development PLC (b)	2,992,239	2,549
Safestore Holdings PLC	2,714,749	4,515
Segro PLC REIT	1,304,520	4,778

	Shares	Value (000)
Shaftesbury PLC REIT	252,757	$2,155
ST Modwen Properties PLC	1,548,772	4,974
Unite Group PLC	1,452,504	6,183
		116,247
United States (43.4%)
Acadia Realty Trust REIT	167,081	4,147
Apartment Investment & Management Co., Class A REIT	794,808	20,657
Ashford Hospitality Trust, Inc. REIT	341,170	2,866
Assisted Living Concepts, Inc., Class A	238,038	1,816
AvalonBay Communities, Inc. REIT	164,980	22,436
Boston Properties, Inc. REIT	326,675	36,133
BRE Properties, Inc. REIT	208,320	9,768
Brookfield Office Properties, Inc.	1,632,076	27,027
Cabot Industrial Value Fund III, LP REIT (b)(c)(d)(e)	10,043	5,337
Camden Property Trust REIT	154,910	9,990
CommonWealth REIT	44,210	644
Cousins Properties, Inc. REIT	920,915	7,312
DCT Industrial Trust, Inc. REIT	1,446,430	9,358
Digital Realty Trust, Inc. REIT	118,540	8,280
Duke Realty Corp. REIT	513,850	7,554
Equity Lifestyle Properties, Inc. REIT	238,617	16,255
Equity Residential REIT	1,355,641	77,990
Exeter Industrial Value Fund, LP REIT (b)(c)(d)(e)	1,860,000	1,773
Federal Realty Investment Trust REIT	108,514	11,426
Forest City Enterprises, Inc., Class A (b)	1,841,452	29,187
General Growth Properties, Inc. REIT	1,352,548	26,348
HCP, Inc. REIT	1,029,712	45,802
Healthcare Realty Trust, Inc. REIT	781,877	18,022
Host Hotels & Resorts, Inc. REIT	2,714,432	43,567
Hudson Pacific Properties, Inc. REIT	241,460	4,467
KTR Industrial Fund II, LP REIT (b)(c)(d)(e)	4,518,750	5,861
Lexington Realty Trust REIT	28,120	272
Liberty Property Trust REIT	86,299	3,127
Macerich Co. (The) REIT	245,560	14,053
Mack-Cali Realty Corp. REIT	721,868	19,202
Omega Healthcare Investors, Inc. REIT	83,690	1,902
Parkway Properties, Inc. REIT	57,798	773
ProLogis, Inc. REIT	481,175	16,855
PS Business Parks, Inc. REIT	51,153	3,418
Public Storage REIT	232,865	32,408
Regency Centers Corp. REIT	817,961	39,859
Retail Opportunity Investments Corp. REIT	181,913	2,341
Senior Housing Properties Trust REIT	927,602	20,203
Simon Property Group, Inc. REIT	725,024	110,066
Sovran Self Storage, Inc. REIT	6,569	380
STAG Industrial, Inc. REIT	16,545	269
Starwood Hotels & Resorts Worldwide, Inc.	721,868	41,839
Starwood Property Trust, Inc. REIT	287,780	6,697
UDR, Inc. REIT	430,160	10,677
Ventas, Inc. REIT	104,450	6,502
Vornado Realty Trust REIT	687,041	55,685
Winthrop Realty Trust REIT	205,450	2,215
		842,766
Total Common Stocks (Cost $1,815,263)		1,900,706

	No. of Rights	Value (000)
Rights (0.0%)
Finland (0.0%)
Citycon Oyj, expires 10/1/12 (b) (Cost $—)	347,072	$38

	Shares
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $32,727)	32,727,451	32,727
Total Investments (99.7%) (Cost $1,847,990) +		1,933,471
Other Assets in Excess of Liabilities (0.3%)		6,716
Net Assets (100.0%)		$1,940,187

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $12,971,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2012.
(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 9/12 and has a current cost basis of approximately $5,022,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,860,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $4,519,000. At September 30, 2012, these securities had an aggregate market value of approximately $12,971,000 representing 0.7% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,847,990,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $85,481,000 of which approximately $158,226,000 related to appreciated securities and approximately $72,745,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (89.3%)
Australia (2.7%)
QR National Ltd.	19,553	$69

Belgium (7.6%)
Anheuser-Busch InBev N.V.	2,237	190

Brazil (2.0%)
BM&F Bovespa SA	8,302	50

Canada (8.7%)
Brookfield Asset Management, Inc., Class A	2,922	101
Brookfield Infrastructure Partners LP	3,312	118
		219
China (9.9%)
China Merchants Holdings International Co., Ltd. (a)	27,686	85
Golden Eagle Retail Group Ltd. (a)	28,000	55
New Oriental Education & Technology Group ADR	3,452	58
Want Want China Holdings Ltd. (a)	40,000	51
		249
Denmark (4.6%)
DSV A/S	5,099	115

Finland (2.7%)
Kone Oyj, Class B	986	68

France (10.1%)
Christian Dior SA	507	68
Danone SA	1,086	67
Pernod-Ricard SA	1,057	118
		253
Germany (2.7%)
Adidas AG	840	69

Hong Kong (2.2%)
Sun Art Retail Group Ltd.	45,000	56

Israel (2.0%)
Teva Pharmaceutical Industries Ltd. ADR	1,212	50

Italy (4.8%)
Prada SpA (a)	16,000	119

Norway (2.7%)
Telenor ASA	3,435	67

Switzerland (7.4%)
Kuehne & Nagel International AG (Registered)	596	67
Nestle SA (Registered)	1,893	120
		187
United Kingdom (19.2%)
British American Tobacco PLC	1,214	62
Burberry Group PLC	7,183	116

	Shares	Value (000)
Diageo PLC	4,409	$124
Imperial Tobacco Group PLC	1,337	49
Reckitt Benckiser Group PLC	1,277	74
Tesco PLC	10,736	58
		483
Total Common Stocks (Cost $2,127)		2,244

Participation Notes (7.1%)
China (7.1%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $117)	4,580	179

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $68)	67,570	68
Total Investments (99.1%) (Cost $2,312) +		2,491
Other Assets in Excess of Liabilities (0.9%)		23
Net Assets (100.0%)		$2,514

(a)	Security trades on the Hong Kong exchange.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $2,312,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $179,000 of which approximately $326,000 related to appreciated securities and approximately $147,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Australia (3.3%)
AMP Ltd.	7,339,304	$32,965
Orica Ltd.	290,431	7,492
Santos Ltd.	4,681,650	55,167
WorleyParsons Ltd.	1,564,031	45,897
		141,521
Canada (1.1%)
Encana Corp. (a)	1,175,489	25,743
Turquoise Hill Resources Ltd. (a)(b)	2,507,795	21,351
		47,094
China (0.5%)
AIA Group Ltd. (c)	5,818,900	21,688

France (6.8%)
BNP Paribas SA	554,741	26,362
France Telecom SA	2,072,172	24,999
Legrand SA	1,761,011	66,373
Sanofi	1,555,508	132,627
Vallourec SA	946,538	40,079
		290,440
Germany (7.0%)
BASF SE	558,609	47,126
Bayer AG (Registered)	1,294,384	111,161
Continental AG	114,287	11,191
Henkel AG & Co., KGaA (Preference)	455,314	36,212
SAP AG	827,048	58,571
Volkswagen AG (Preference)	194,721	35,520
		299,781
Ireland (1.1%)
CRH PLC	2,540,298	48,966

Italy (1.2%)
Eni SpA (a)	2,472,761	54,083

Japan (20.7%)
Asatsu-DK, Inc. (a)	572,785	14,665
Astellas Pharma, Inc. (a)	1,229,400	62,463
Hitachi Ltd. (a)	9,323,000	51,848
Hoya Corp. (a)	2,222,100	48,833
Inpex Corp.	8,794	52,455
Keyence Corp.	240,810	61,715
Kyocera Corp. (a)	495,200	42,895
Lawson, Inc. (a)	707,800	54,418
Mitsubishi Electric Corp. (a)	6,106,000	45,067
Mitsubishi Estate Co., Ltd.	4,325,000	82,798
MS&AD Insurance Group Holdings (a)	1,152,300	19,948
NGK Spark Plug Co., Ltd. (a)	4,044,000	42,544
Nitto Denko Corp.	241,300	11,502
NTT DoCoMo, Inc. (a)	33,400	54,183
Sekisui House Ltd.	4,619,000	45,870
Sumitomo Mitsui Financial Group, Inc. (a)	1,509,732	47,203
Sumitomo Mitsui Trust Holdings, Inc. (a)	14,050,999	41,771

	Shares	Value (000)
Tokyo Electron Ltd. (a)	802,300	$34,183
Toyota Motor Corp.	1,912,500	74,500
		888,861
Netherlands (5.6%)
Akzo Nobel N.V.	756,509	42,765
ArcelorMittal (a)	978,685	14,036
Unilever N.V. CVA	5,187,612	183,524
		240,325
Singapore (1.0%)
Singapore Telecommunications Ltd. (a)	15,952,000	41,596

Switzerland (12.7%)
Holcim Ltd. (Registered) (b)	648,885	41,327
Nestle SA (Registered)	3,100,230	195,474
Novartis AG (Registered)	2,166,473	132,568
Roche Holding AG (Genusschein)	429,688	80,273
UBS AG (Registered) (b)	3,754,251	45,706
Zurich Insurance Group AG (b)	207,724	51,727
		547,075
United Kingdom (35.8%)
Admiral Group PLC	2,855,594	48,556
Barclays PLC	8,193,658	28,427
BG Group PLC	2,705,796	54,616
BHP Billiton PLC	1,456,140	45,264
BP PLC	9,425,346	66,436
British American Tobacco PLC	3,727,889	191,399
Bunzl PLC	1,367,476	24,489
Diageo PLC	1,092,788	30,696
HSBC Holdings PLC	10,689,722	98,962
Imperial Tobacco Group PLC	4,735,126	175,253
Legal & General Group PLC	17,284,655	36,815
Lloyds Banking Group PLC (b)	75,418,530	47,289
Prudential PLC	7,675,579	99,342
Reckitt Benckiser Group PLC	3,208,610	184,712
Resolution Ltd.	12,067,180	42,304
Smiths Group PLC	3,369,826	56,429
SSE PLC	3,012,638	67,718
Standard Chartered PLC	1,050,425	23,747
Travis Perkins PLC	1,844,297	31,003
Vodafone Group PLC	32,932,083	93,462
Weir Group PLC (The) (a)	872,787	24,918
WM Morrison Supermarkets PLC	8,070,902	37,170
Xstrata PLC	1,735,077	26,827
		1,535,834
United States (0.9%)
Dr. Pepper Snapple Group, Inc.	898,766	40,022
Total Common Stocks (Cost $3,924,131)		4,197,286

	Shares	Value (000)
Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (8.8%)
Investment Company (8.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $376,034)	376,034,232	$376,034

Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $71,355)	71,354,649	71,355
Total Short-Term Investments (Cost $447,389)		447,389
Total Investments (108.2%) (Cost $4,371,520) Including $354,497 of Securities Loaned +		4,644,675
Liabilities in Excess of Other Assets (-8.2%)		(351,131)
Net Assets (100.0%)		$4,293,544

(a)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $354,497,000 and $376,043,000, respectively. The Portfolio received cash collateral of approximately $376,034,000, of which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $9,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $4,371,520,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $273,155,000 of which approximately $539,671,000 related to appreciated securities and approximately $266,516,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (88.0%)
Australia (3.2%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Lynas Corp., Ltd. (b)	97,836	80
QR National Ltd.	33,353	118
		198
Belgium (6.1%)
Anheuser-Busch InBev N.V.	4,426	376

Brazil (6.2%)
BM&F Bovespa SA	17,008	103
Brookfield Incorporacoes SA	44,215	86
CETIP SA - Mercados Organizados	14,907	196
		385
Canada (8.5%)
Brookfield Asset Management, Inc., Class A	8,538	295
Brookfield Infrastructure Partners LP	6,431	228
		523
China (18.0%)
Baidu, Inc. ADR (b)	2,484	290
China Merchants Holdings International Co., Ltd. (d)	42,909	132
Golden Eagle Retail Group Ltd. (d)	66,000	129
New Oriental Education & Technology Group ADR	11,567	193
Wynn Macau Ltd. (d)	65,200	176
Xueda Education Group ADR (b)	26,565	88
Youku Tudou, Inc. ADR (b)	5,363	99
		1,107
Denmark (5.7%)
DSV A/S	15,543	349

France (4.4%)
Christian Dior SA	838	113
Pernod-Ricard SA	1,437	161
		274
Germany (2.1%)
Adidas AG	1,600	131

Hong Kong (2.2%)
Sun Art Retail Group Ltd.	106,500	133

India (1.5%)
MakeMyTrip Ltd. (b)	5,479	93

Italy (4.6%)
Prada SpA (d)	38,000	284

Netherlands (1.5%)
DE Master Blenders 1753 N.V. (b)	7,691	93

Russia (1.8%)
Mail.ru Group Ltd. GDR	3,247	108

	Shares	Value (000)
South Africa (2.4%)
Naspers Ltd., Class N	2,435	$151

Switzerland (7.4%)
Kuehne & Nagel International AG (Registered)	1,402	158
Nestle SA (Registered)	2,441	154
Panalpina Welttransport Holding AG (Registered)	1,506	144
		456
United Kingdom (8.9%)
Burberry Group PLC	17,010	275
Diageo PLC ADR	1,579	178
Tesco PLC	18,233	98
		551
United States (3.5%)
Greenlight Capital Re Ltd., Class A (b)	8,621	213
Total Common Stocks (Cost $4,986)		5,425

Convertible Preferred Stocks (0.5%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost - $@; acquired 9/16/10)	6	—	@

United States (0.5%)
Better Place, Inc. Series C (a)(b)(e) (acquisition cost - $49; acquired 11/14/11)	10,721	32
Total Convertible Preferred Stocks (Cost $49)		32

Participation Notes (6.0%)
China (6.0%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	1,660	65
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	7,810	305
Total Participation Notes (Cost $206)		370

No. of Rights
Rights (0.1%)
Brazil (0.1%)
Brookfield Incorporacoes SA (b) (Cost $—)	13,159	6

	Shares
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $314)	313,638	314
Total Investments (99.7%) (Cost $5,555) +		6,147
Other Assets in Excess of Liabilities (0.3%)		16
Net Assets (100.0%)		$6,163

(a)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $32,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)	Non-income producing security.
(c)	Security has been deemed illiquid at September 30, 2012.
(d)	Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $32,000 and represents 0.5% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,555,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $592,000 of which approximately $1,092,000 related to appreciated securities and approximately $500,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (16.5%)
Centro Retail Australia REIT	492,589	$1,068
CFS Retail Property Trust Group REIT	578,030	1,157
Commonwealth Property Office Fund REIT	696,311	748
Dexus Property Group REIT	2,227,850	2,195
Goodman Group REIT	416,337	1,710
GPT Group REIT	713,742	2,517
Investa Office Fund REIT	103,967	312
Mirvac Group REIT	953,150	1,414
Stockland REIT	657,451	2,278
Westfield Group REIT	798,214	8,412
Westfield Retail Trust REIT	1,056,723	3,168
		24,979
Austria (0.3%)
Atrium European Real Estate Ltd.	73,304	383

Belgium (0.2%)
Befimmo SCA Sicafi REIT	1,933	114
Cofinimmo REIT	1,885	209
		323
China (3.3%)
Agile Property Holdings Ltd. (a)	1,188,000	1,339
China Overseas Land & Investment Ltd. (a)	116,240	296
China Resources Land Ltd. (a)	377,000	830
Country Garden Holdings Co., Ltd. (a)(b)	3,199,145	1,246
Evergrande Real Estate Group Ltd. (a)	1,133,000	449
Guangzhou R&F Properties Co., Ltd. H Shares (a)	309,200	356
Shimao Property Holdings Ltd. (a)	187,500	323
Soho China Ltd. (a)	155,500	96
		4,935
Finland (0.4%)
Citycon Oyj	47,763	143
Sponda Oyj	125,681	515
		658
France (6.7%)
Altarea REIT	1,648	246
Fonciere Des Regions REIT	5,600	421
Gecina SA REIT	7,547	773
ICADE REIT	10,152	827
Klepierre REIT	27,674	971
Mercialys SA REIT	30,637	632
Societe de la Tour Eiffel REIT	3,192	167
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	3,406	352
Unibail-Rodamco SE REIT	28,759	5,732
		10,121
Germany (1.0%)
Alstria Office AG REIT	55,532	650
Deutsche Euroshop AG	6,781	253
Deutsche Wohnen AG	2,400	42
GSW Immobilien AG	6,723	249

	Shares	Value (000)
Prime Office AG REIT	69,987	$306
		1,500
Hong Kong (28.0%)
Hang Lung Properties Ltd.	428,000	1,463
Henderson Land Development Co., Ltd.	305,738	2,200
Hongkong Land Holdings Ltd.	1,324,000	7,957
Hysan Development Co., Ltd.	558,836	2,544
Kerry Properties Ltd.	580,271	2,934
Link REIT (The)	422,500	2,002
New World Development Co., Ltd.	693,359	1,075
Sino Land Co., Ltd.	1,066,701	1,995
Sun Hung Kai Properties Ltd.	1,156,410	16,942
Swire Properties Ltd.	636,900	1,971
Wharf Holdings Ltd.	208,117	1,445
		42,528
Italy (0.3%)
Beni Stabili SpA	977,224	515

Japan (18.9%)
Activia Properties, Inc. REIT (b)	10	61
Japan Real Estate Investment Corp. REIT	190	1,914
Japan Retail Fund Investment Corp. REIT	58	104
Mitsubishi Estate Co., Ltd.	537,000	10,280
Mitsui Fudosan Co., Ltd.	407,000	8,151
Nippon Building Fund, Inc. REIT	170	1,832
NTT Urban Development Corp.	269	219
Sumitomo Realty & Development Co., Ltd.	215,000	5,708
Tokyo Tatemono Co., Ltd. (b)	48,000	188
Tokyu REIT, Inc.	34	175
United Urban Investment Corp. REIT	100	116
		28,748
Malta (0.0%)
BGP Holdings PLC (b)(c)(d)	4,769,371	—

Netherlands (1.2%)
Corio N.V. REIT	22,996	978
Eurocommercial Properties N.V. CVA REIT	15,687	594
Wereldhave N.V. REIT	3,590	200
		1,772
Norway (0.2%)
Norwegian Property ASA	220,782	337

Singapore (5.5%)
CapitaCommercial Trust REIT	515,000	627
CapitaLand Ltd.	1,043,000	2,703
CapitaMall Trust REIT	485,000	798
CapitaMalls Asia Ltd.	374,000	503
City Developments Ltd.	104,000	995
Global Logistic Properties Ltd.	576,000	1,178
Keppel Land Ltd.	120,000	347
Suntec REIT	473,000	572

	Shares	Value (000)
UOL Group Ltd.	131,000	$612
		8,335
Sweden (1.5%)
Atrium Ljungberg AB, Class B	34,540	444
Castellum AB	46,183	625
Hufvudstaden AB, Class A	92,879	1,152
		2,221
Switzerland (2.0%)
Mobimo Holding AG (Registered) (b)	882	202
PSP Swiss Property AG (Registered) (b)	23,767	2,160
Swiss Prime Site AG (Registered) (b)	7,965	658
		3,020
United Kingdom (12.0%)
Big Yellow Group PLC REIT	110,815	562
British Land Co., PLC REIT	296,394	2,498
Capital & Counties Properties PLC	152,957	538
Capital & Regional PLC (b)	831,465	356
Capital Shopping Centres Group PLC REIT	167,097	883
Derwent London PLC REIT	26,650	842
Grainger PLC	312,438	543
Great Portland Estates PLC REIT	107,959	786
Hammerson PLC REIT	330,694	2,408
Land Securities Group PLC REIT	259,899	3,196
LXB Retail Properties PLC (b)	572,905	1,041
Metric Property Investments PLC REIT	307,146	461
Quintain Estates & Development PLC (b)	474,587	404
Safestore Holdings PLC	559,261	930
Segro PLC REIT	199,433	730
Shaftesbury PLC REIT	39,470	337
ST Modwen Properties PLC	246,409	792
Unite Group PLC	223,675	952
		18,259
Total Common Stocks (Cost $227,244)		148,634

No. of Rights
Rights (0.0%)
Finland (0.0%)
Citycon Oyj (b) (Cost $—)	53,618	6

Shares
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $2,890)	2,890,011	2,890

Value (000)
Total Investments (99.9%) (Cost $230,134) +	$151,530
Other Assets in Excess of Liabilities (0.1%)	181
Net Assets (100.0%)	$151,711

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At September 30, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2012.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $230,134,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $78,604,000 of which approximately $2,934,000 related to appreciated securities and approximately $81,538,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Australia (6.8%)
Boart Longyear Ltd.	472,094	$806
Fletcher Building Ltd.	428,756	2,477
Infomedia Ltd.	1,586,790	411
Myer Holdings Ltd.	885,251	1,602
SAI Global Ltd.	277,421	1,220
Sims Metal Management Ltd.	147,500	1,466
WHK Group Ltd.	803,943	801
		8,783
Austria (1.4%)
Atrium European Real Estate Ltd.	349,970	1,828

Denmark (4.0%)
D/S Norden	51,952	1,386
Jyske Bank A/S (Registered) (a)	46,226	1,374
SimCorp A/S	2,022	432
Sydbank A/S (a)	104,485	1,970
		5,162
Finland (1.5%)
Konecranes Oyj	26,368	765
Stora Enso Oyj, Class R	183,575	1,140
		1,905
France (6.9%)
Alten SA	30,159	965
Euler Hermes SA	36,741	2,430
Eurofins Scientific	9,473	1,344
Nexans SA	30,927	1,452
Sa des Ciments Vicat	9,162	491
Wendel SA	26,723	2,256
		8,938
Germany (4.8%)
Draegerwerk AG & Co. KGaA (Preference)	15,214	1,508
GEA Group AG	47,224	1,429
Gerresheimer AG (a)	19,745	1,032
Kontron AG	128,823	574
Rheinmetall AG	37,049	1,728
		6,271
Hong Kong (4.7%)
China High Precision Automation Group Ltd. (b)(c)	3,968,000	317
Pacific Basin Shipping Ltd.	1,818,000	832
Real Nutriceutical Group Ltd.	3,070,000	950
Shenguan Holdings Group Ltd.	1,842,000	1,015
Techtronic Industries Co.	1,007,500	1,837
Xinyi Glass Holdings Ltd.	2,472,404	1,151
		6,102
Ireland (1.4%)
Kerry Group PLC, Class A	36,247	1,856

	Shares	Value (000)
Israel (0.3%)
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	12,777	$392

Italy (3.4%)
Azimut Holding SpA	144,700	1,669
Brembo SpA	115,747	1,169
Davide Campari-Milano SpA	198,382	1,560
		4,398
Japan (27.5%)
Asahi Diamond Industrial Co., Ltd.	143,600	1,616
Daibiru Corp.	207,700	1,719
Disco Corp.	37,800	1,821
Fuji Machine Manufacturing Co., Ltd.	35,800	482
Fuji Media Holdings, Inc.	736	1,205
Fuyo General Lease Co., Ltd.	46,100	1,349
Japan Securities Finance Co., Ltd.	476,092	2,184
K’s Holdings Corp.	93,300	2,329
Miraial Co., Ltd.	25,900	438
Mitsui Mining & Smelting Co., Ltd.	537,000	1,142
Mitsui OSK Lines Ltd.	527,000	1,229
NSK Ltd.	270,000	1,567
Ohara, Inc.	73,300	604
Sumitomo Heavy Industries Ltd.	716,000	2,450
Sumitomo Mitsui Trust Holdings, Inc.	783,000	2,328
THK Co., Ltd.	77,300	1,187
TOC Co., Ltd.	183,900	985
Toei Animation Co., Ltd.	48,000	1,132
Tokyo Tomin Bank Ltd. (The)	163,981	1,536
Toyota Industries Corp.	104,300	2,920
Tsutsumi Jewelry Co., Ltd.	24,200	590
TV Asahi Corp.	112,500	1,678
Yachiyo Bank Ltd. (The)	63,300	1,226
Yamaha Motor Co., Ltd.	230,800	2,017
		35,734
Netherlands (2.4%)
Nutreco N.V.	23,212	1,719
Randstad Holding N.V.	43,617	1,450
		3,169
New Zealand (0.6%)
Fisher & Paykel Healthcare Corp., Ltd.	387,918	739

Norway (4.1%)
Aker Solutions ASA	50,377	954
Petroleum Geo-Services ASA	140,100	2,316
Storebrand ASA (a)	455,395	2,092
		5,362
Spain (0.6%)
Antena 3 de Television SA	93,699	427
Miquel y Costas & Miquel SA	11,436	304
		731

	Shares	Value (000)
Sweden (0.7%)
Clas Ohlson AB, Class B	66,903	$876

Switzerland (4.3%)
Bucher Industries AG (Registered)	8,683	1,555
Kuoni Reisen Holding AG (Registered) (a)	9,079	2,457
Rieter Holding AG (Registered) (a)	9,586	1,631
		5,643
Thailand (1.3%)
Miclyn Express Offshore Ltd.	753,583	1,681

United Kingdom (20.0%)
Bodycote PLC	111,492	703
Britvic PLC	391,356	2,301
Chemring Group PLC	250,021	1,310
Cookson Group PLC	102,235	986
Dairy Crest Group PLC	310,971	1,739
Hammerson PLC REIT	207,586	1,512
Hays PLC	856,536	1,066
Hiscox Ltd.	117,947	926
Howden Joinery Group PLC	545,243	1,308
Inchcape PLC	249,233	1,447
Invensys PLC	558,181	2,110
Premier Foods PLC (a)	575,490	595
Premier Oil PLC (a)	237,832	1,378
Rentokil Initial PLC	1,397,537	1,835
Rexam PLC	123,192	865
SIG PLC	924,007	1,477
Smurfit Kappa Group PLC	312,135	3,153
Tate & Lyle PLC	124,148	1,334
		26,045
United States (1.6%)
Informa PLC	311,521	2,026
Total Common Stocks (Cost $161,542)		127,641

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,818)	1,817,645	1,818
Total Investments (99.7%) (Cost $163,360) +		129,459
Other Assets in Excess of Liabilities (0.3%)		414
Net Assets (100.0%)		$129,873

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2012.
(c)

At September 30, 2012, the Portfolio held a fair valued security valued at approximately $317,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $163,360,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $33,901,000 of which approximately $5,801,000 related to appreciated securities and approximately $39,702,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Australia (4.6%)
APA Group	17,300	$85
Australian Infrastructure Fund	6,300	20
DUET Group	64,780	137
Macquarie Atlas Roads Group (a)	13,534	21
Sydney Airport	52,900	173
Transurban Group	50,307	313
		749
Brazil (0.4%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	726	59

Canada (11.6%)
Enbridge, Inc.	16,829	658
Keyera Corp.	853	41
TransCanada Corp.	25,930	1,180
		1,879
China (13.0%)
Beijing Enterprises Holdings Ltd. (b)	161,000	1,073
China Gas Holdings Ltd. (b)	938,000	515
China Merchants Holdings International Co., Ltd. (b)	31,527	97
ENN Energy Holdings Ltd. (b)	46,000	194
Jiangsu Expressway Co., Ltd. H Shares (b)	178,000	148
Sichuan Expressway Co., Ltd. H Shares (b)	276,000	77
		2,104
France (3.1%)
Eutelsat Communications SA	2,891	93
Groupe Eurotunnel SA	1,060	8
SES SA	14,867	404
		505
Germany (0.4%)
Fraport AG Frankfurt Airport Services Worldwide	1,220	70

Italy (5.9%)
Atlantia SpA	14,735	229
Snam SpA	80,559	357
Societa Iniziative Autostradali e Servizi SpA	20,096	161
Terna Rete Elettrica Nazionale SpA	55,280	206
		953
Japan (1.1%)
Tokyo Gas Co., Ltd.	32,000	176

Netherlands (0.8%)
Koninklijke Vopak N.V.	1,792	126

Spain (1.4%)
Abertis Infraestructuras SA	8,596	126
Ferrovial SA	7,990	104
		230

	Shares	Value (000)
Switzerland (1.3%)
Flughafen Zuerich AG (Registered)	496	$204

United Kingdom (9.9%)
National Grid PLC	106,794	1,178
Severn Trent PLC	8,000	217
United Utilities Group PLC	16,900	195
		1,590
United States (40.9%)
AGL Resources, Inc.	1,990	81
American Tower Corp. REIT	11,570	826
American Water Works Co., Inc.	5,000	185
Atmos Energy Corp.	3,790	136
CenterPoint Energy, Inc.	11,290	240
Crown Castle International Corp. (a)	5,250	336
Enbridge Energy Management LLC (a)	12,323	390
ITC Holdings Corp.	3,760	284
Kinder Morgan, Inc.	9,850	350
New Jersey Resources Corp.	3,600	165
NiSource, Inc.	8,360	213
Northeast Utilities	14,300	547
Oneok, Inc.	7,080	342
PG&E Corp.	8,620	368
SBA Communications Corp., Class A (a)	8,090	509
Sempra Energy	8,200	529
Spectra Energy Corp.	18,820	553
WGL Holdings, Inc.	1,520	61
Williams Cos., Inc. (The)	14,230	498
		6,613
Total Common Stocks (Cost $12,682)		15,258

Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class (c) (Cost $785)	784,837	785
Total Investments (99.3%) (Cost $13,467) +		16,043
Other Assets in Excess of Liabilities (0.7%)		111
Net Assets (100.0%)		$16,154

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $13,467,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,576,000 of which approximately $2,683,000 related to appreciated securities and approximately $107,000 related to depreciated securities.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Alternative Energy (1.2%)
Range Resources Corp.	2,107	$147

Beverage: Brewers & Distillers (7.9%)
Anheuser-Busch InBev N.V. ADR	4,445	382
DE Master Blenders 1753 N.V. (Netherlands) (a)	33,837	408
Diageo PLC ADR (United Kingdom)	1,892	213
		1,003
Beverage: Soft Drinks (6.1%)
Coca-Cola Co. (The)	5,012	190
Dr. Pepper Snapple Group, Inc.	4,704	209
PepsiCo, Inc.	5,310	376
		775
Commercial Services (9.5%)
eBay, Inc. (a)	8,786	425
Intertek Group PLC (United Kingdom)	10,476	463
Weight Watchers International, Inc.	6,052	320
		1,208
Communications Technology (3.4%)
Motorola Solutions, Inc.	8,666	438

Computer Services, Software & Systems (11.7%)
Facebook, Inc., Class A (a)	16,546	358
Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $322; acquired 3/8/12 - 3/15/12)	10,541	221
Google, Inc., Class A (a)	1,218	919
		1,498
Computer Technology (9.8%)
Apple, Inc.	1,874	1,250

Consumer Lending (7.9%)
Berkshire Hathaway, Inc., Class B (a)	3,697	326
CME Group, Inc.	2,905	166
Mastercard, Inc., Class A	431	195
Visa, Inc., Class A	2,405	323
		1,010
Diversified Manufacturing Operations (1.3%)
Danaher Corp.	3,056	169

Diversified Media (1.6%)
McGraw-Hill Cos., Inc. (The)	3,856	210

Diversified Retail (10.0%)
Amazon.com, Inc. (a)	4,132	1,051
Costco Wholesale Corp.	2,252	225
		1,276
Financial Data & Systems (3.0%)
MSCI, Inc., Class A (a)	5,228	187

	Shares	Value (000)
Verisk Analytics, Inc., Class A (a)	3,979	$190
		377
Foods (2.6%)
Nestle SA ADR (Switzerland)	5,215	330

Insurance: Property-Casualty (3.4%)
Progressive Corp. (The)	21,003	436

Pharmaceuticals (2.4%)
Mead Johnson Nutrition Co.	4,188	307

Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	13,561	468

Recreational Vehicles & Boats (3.3%)
Edenred (France)	15,157	426

Restaurants (2.6%)
Dunkin’ Brands Group, Inc.	5,619	164
Starbucks Corp.	3,428	174
		338
Scientific Instruments: Pollution Control (1.0%)
Covanta Holding Corp.	7,794	134

Textiles Apparel & Shoes (2.3%)
Burberry Group PLC (United Kingdom)	8,866	143
Coach, Inc.	2,702	152
		295
Tobacco (2.0%)
Philip Morris International, Inc.	2,850	256

Wholesale & International Trade (1.2%)
Li & Fung Ltd. (d)	100,000	155
Total Common Stocks (Cost $10,678)		12,506

Convertible Preferred Stock (0.3%)
Alternative Energy (0.3%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $32; acquired 1/25/10) (Cost $32)	12,982	39

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $123)	122,890	123
Total Investments (99.2%) (Cost $10,833) +		12,668
Other Assets in Excess of Liabilities (0.8%)		102
Net Assets (100.0%)		$12,770

(a)	Non-income producing security.

(b)

At September 30, 2012, the Portfolio held a fair valued security valued at approximately $260,000, representing 2.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $260,000 and represents 2.0% of net assets.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $10,833,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,835,000 of which approximately $2,407,000 related to appreciated securities and approximately $572,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Air Transport (1.6%)
Expeditors International of Washington, Inc.	4,773	$174

Alternative Energy (1.6%)
Ultra Petroleum Corp. (a)	7,985	176

Beverage: Brewers & Distillers (2.7%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	24,709	298

Biotechnology (3.1%)
Illumina, Inc. (a)	6,919	333

Chemicals: Diversified (3.8%)
Monsanto Co.	4,543	413

Commercial Finance & Mortgage Companies (1.8%)
BM&F Bovespa SA (Brazil)	32,355	196

Commercial Services (1.7%)
Intertek Group PLC (United Kingdom)	4,239	188

Communications Technology (4.2%)
Motorola Solutions, Inc.	9,149	462

Computer Services, Software & Systems (23.4%)
Baidu, Inc. ADR (China) (a)	3,476	406
Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $758; acquired 2/2/11 — 3/15/12)	31,323	656
Google, Inc., Class A (a)	1,241	936
LinkedIn Corp., Class A (a)	1,736	209
Salesforce.com, Inc. (a)	2,058	314
Zynga, Inc., Class A (a)	14,851	42
		2,563
Computer Technology (12.8%)
Apple, Inc.	1,865	1,244
Yandex N.V., Class A (Russia) (a)	6,513	157
		1,401
Consumer Lending (4.6%)
Mastercard, Inc., Class A	415	187
Visa, Inc., Class A	2,357	317
		504
Diversified Media (1.9%)
Naspers Ltd., Class N (South Africa)	3,383	209

Diversified Retail (14.5%)
Amazon.com, Inc. (a)	4,440	1,129
Groupon, Inc. (a)	17,104	81
Priceline.com, Inc. (a)	615	381
		1,591
Financial Data & Systems (1.5%)
MSCI, Inc., Class A (a)	4,692	168

	Shares	Value (000)
Insurance: Property-Casualty (2.0%)
Progressive Corp. (The)	10,265	$213

Medical Equipment (3.2%)
Intuitive Surgical, Inc. (a)	712	353

Metals & Minerals: Diversified (0.5%)
Molycorp, Inc. (a)	4,676	54

Real Estate Investment Trusts (REIT) (4.2%)
Brookfield Asset Management, Inc., Class A (Canada)	13,464	465

Recreational Vehicles & Boats (3.7%)
Edenred (France)	14,320	402

Semiconductors & Components (0.8%)
First Solar, Inc. (a)	4,102	91

Wholesale & International Trade (1.5%)
Li & Fung Ltd. (d)	102,200	158
Total Common Stocks (Cost $9,302)		10,412

Convertible Preferred Stocks (1.2%)
Alternative Energy (1.2%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $53; acquired 1/25/10)	21,064	63
Better Place, Inc. Series C (a)(b)(c) (acquisition cost - $106; acquired 11/14/11)	23,437	71
Total Convertible Preferred Stocks (Cost $159)		134

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $393)	392,884	393
Total Investments (99.9%) (Cost $9,854) +		10,939
Other Assets in Excess of Liabilities (0.1%)		16
Net Assets (100.0%)		$10,955

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $790,000, representing 7.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $790,000 and represents 7.2% of net assets.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $9,854,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,085,000 of which approximately $1,593,000 related to appreciated securities and approximately $508,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Air Transport (1.3%)
Expeditors International of Washington, Inc.	296,331	$10,775

Alternative Energy (2.3%)
Range Resources Corp.	137,603	9,614
Ultra Petroleum Corp. (a)	406,161	8,928
		18,542
Beverage: Brewers & Distillers (3.8%)
Anheuser-Busch InBev N.V. ADR	144,388	12,405
DE Master Blenders 1753 N.V. (Netherlands) (a)	1,552,141	18,699
		31,104
Beverage: Soft Drinks (1.5%)
PepsiCo, Inc.	176,356	12,481

Biotechnology (2.5%)
Illumina, Inc. (a)	435,958	21,013

Chemicals: Diversified (3.0%)
Monsanto Co.	273,746	24,916

Commercial Finance & Mortgage Companies (1.5%)
BM&F Bovespa SA (Brazil)	2,098,731	12,682

Commercial Services (3.2%)
eBay, Inc. (a)	286,806	13,884
Intertek Group PLC (United Kingdom)	285,455	12,630
		26,514
Communications Technology (3.6%)
Motorola Solutions, Inc.	587,044	29,675

Computer Services, Software & Systems (20.3%)
Baidu, Inc. ADR (China) (a)	217,581	25,418
Facebook, Inc., Class A (a)	766,990	16,605
Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $17,980; acquired 10/8/10 — 2/2/11)	1,000,782	20,946
Google, Inc., Class A (a)	76,950	58,059
LinkedIn Corp., Class A (a)	110,521	13,307
Salesforce.com, Inc. (a)	133,264	20,348
VMware, Inc., Class A (a)	105,383	10,195
Zynga, Inc., Class A (a)	962,854	2,734
		167,612
Computer Technology (11.0%)
Apple, Inc.	122,050	81,439
Yandex N.V., Class A (Russia) (a)	391,607	9,442
		90,881
Consumer Lending (5.6%)
CME Group, Inc.	221,453	12,689
Mastercard, Inc., Class A	27,252	12,304

	Shares	Value (000)
Visa, Inc., Class A	156,220	$20,977
		45,970
Diversified Media (3.1%)
McGraw-Hill Cos., Inc. (The)	243,311	13,282
Naspers Ltd., Class N (South Africa)	194,782	12,052
		25,334
Diversified Retail (12.1%)
Amazon.com, Inc. (a)	275,313	70,017
Groupon, Inc. (a)	1,120,109	5,332
Priceline.com, Inc. (a)	39,587	24,494
		99,843
Electronic Components (1.4%)
Sensata Technologies Holding N.V. (a)	376,700	11,214

Financial Data & Systems (2.8%)
MSCI, Inc., Class A (a)	320,544	11,472
Verisk Analytics, Inc., Class A (a)	245,135	11,671
		23,143
Insurance: Property-Casualty (1.7%)
Progressive Corp. (The)	662,893	13,748

Medical Equipment (2.9%)
Intuitive Surgical, Inc. (a)	48,629	24,102

Metals & Minerals: Diversified (0.4%)
Molycorp, Inc. (a)	298,107	3,428

Pharmaceuticals (2.6%)
Mead Johnson Nutrition Co.	136,137	9,976
Valeant Pharmaceuticals International, Inc. (Canada) (a)	209,381	11,573
		21,549
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	882,191	30,444

Recreational Vehicles & Boats (3.4%)
Edenred (France)	1,004,813	28,233

Semiconductors & Components (0.7%)
First Solar, Inc. (a)	262,206	5,807

Wholesale & International Trade (1.3%)
Li & Fung Ltd. (d)	6,797,202	10,537
Total Common Stocks (Cost $633,536)		789,547

Convertible Preferred Stock (0.6%)
Alternative Energy (0.6%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $4,355; acquired 1/25/10) (Cost $4,355)	1,741,925	5,226

	Shares	Value (000)
Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $31,926)	31,925,819	$31,926
Total Investments (100.2%) (Cost $669,817) +		826,699
Liabilities in Excess of Other Assets (-0.2%)		(1,746)
Net Assets (100.0%)		$824,953

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $26,172,000, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $26,172,000 and represents 3.2% of net assets.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $669,817,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $156,882,000 of which approximately $249,481,000 related to appreciated securities and approximately $92,599,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Beverage: Brewers & Distillers (2.5%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	2,155	$26

Beverage: Soft Drinks (4.9%)
PepsiCo, Inc.	723	51

Biotechnology (3.7%)
Illumina, Inc. (a)	805	39

Chemicals: Diversified (5.5%)
Mosaic Co. (The)	669	38
Tronox Ltd., Class A	869	20
		58
Commercial Services (1.6%)
Leucadia National Corp.	764	17

Communications Technology (7.5%)
Motorola Solutions, Inc.	1,563	79

Computer Services, Software & Systems (6.3%)
MicroStrategy, Inc., Class A (a)	171	23
Solera Holdings, Inc.	991	43
		66
Consumer Lending (5.9%)
Berkshire Hathaway, Inc., Class B (a)	454	40
Brown & Brown, Inc.	834	22
		62
Consumer Services: Miscellaneous (1.0%)
Roundy’s, Inc.	1,577	10

Cosmetics (1.8%)
Avon Products, Inc.	1,167	19

Diversified Retail (2.0%)
Groupon, Inc. (a)	4,364	21

Foods (12.3%)
Fiesta Restaurant Group, Inc. (a)	3,448	55
Hillshire Brands Co.	431	12
Kraft Foods, Inc., Class A	515	21
Nestle SA ADR (Switzerland)	651	41
		129
Home Building (5.2%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,327	32
NVR, Inc. (a)	26	22
		54
Insurance: Life (1.9%)
Aflac, Inc.	411	20

	Shares	Value (000)
Insurance: Property-Casualty (15.3%)
Arch Capital Group Ltd. (a)	1,011	$42
Markel Corp. (a)	94	43
Progressive Corp. (The)	3,612	75
		160
Machinery: Industrial (1.7%)
Rexnord Corp. (a)	987	18

Miscellaneous Consumer Staples (2.4%)
Peet’s Coffee & Tea, Inc. (a)	338	25

Real Estate (4.0%)
Howard Hughes Corp. (The) (a)	298	21
Tejon Ranch Co. (a)	693	21
		42
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	1,138	39

Semiconductors & Components (7.2%)
First Solar, Inc. (a)	2,419	54
Koninklijke Philips Electronics N.V. (Netherlands)	961	22
		76
Textiles Apparel & Shoes (1.4%)
True Religion Apparel, Inc.	726	15
Total Common Stocks (Cost $936)		1,026
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $27)	27,123	27
Total Investments (100.4%) (Cost $963) +		1,053
Liabilities in Excess of Other Assets (-0.4%)		(4)
Net Assets (100.0%)		$1,049

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $963,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $90,000 of which approximately $109,000 related to appreciated securities and approximately $19,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (93.3%)
Air Transport (1.3%)
Expeditors International of Washington, Inc.	83,227	$3,026

Alternative Energy (1.6%)
Ultra Petroleum Corp. (a)	179,064	3,936

Asset Management & Custodian (1.4%)
CETIP SA - Mercados Organizados (Brazil)	262,961	3,450

Casinos & Gambling (2.1%)
Wynn Resorts Ltd.	42,828	4,944

Chemicals: Diversified (3.8%)
Monsanto Co.	99,925	9,095

Communications Technology (1.6%)
Corning, Inc.	296,523	3,899

Computer Services, Software & Systems (19.7%)
Baidu, Inc. ADR (China) (a)	82,515	9,639
Facebook, Inc., Class A (a)	271,646	5,881
Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $7,438; acquired 2/2/11)	338,054	7,076
Google, Inc., Class A (a)	30,988	23,380
Zynga, Inc., Class A (a)	507,909	1,443
		47,419
Computer Technology (5.7%)
Apple, Inc.	20,321	13,559

Consumer Lending (11.5%)
CME Group, Inc.	110,080	6,308
Mastercard, Inc., Class A	23,096	10,427
Visa, Inc., Class A	81,415	10,932
		27,667
Diversified Retail (18.6%)
Amazon.com, Inc. (a)	124,867	31,756
Golden Eagle Retail Group Ltd. (China) (d)	1,627,000	3,194
Priceline.com, Inc. (a)	15,618	9,663
		44,613
Education Services (2.7%)
New Oriental Education & Technology Group ADR (China)	384,057	6,402

Financial Data & Systems (2.3%)
MSCI, Inc., Class A (a)	154,358	5,525

Home Building (1.2%)
Brookfield Incorporacoes SA (Brazil)	1,471,923	2,868

Insurance: Multi-Line (4.7%)
Greenlight Capital Re Ltd., Class A (a)	460,067	11,387

Metals & Minerals: Diversified (0.6%)
Molycorp, Inc. (a)	115,781	1,332

	Shares	Value (000)
Personal Care (1.6%)
Procter & Gamble Co. (The)	53,785	$3,731

Real Estate Investment Trusts (REIT) (3.3%)
Brookfield Asset Management, Inc., Class A (Canada)	232,657	8,029

Semiconductors & Components (0.7%)
Marvell Technology Group Ltd.	181,677	1,662

Textiles Apparel & Shoes (5.4%)
Burberry Group PLC (United Kingdom)	456,107	7,373
Prada SpA (Italy) (d)	763,600	5,702
		13,075
Truckers (3.5%)
DSV A/S (Denmark)	373,552	8,396
Total Common Stocks (Cost $192,338)		224,015

Convertible Preferred Stocks (1.2%)
Alternative Energy (1.2%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $2,339; acquired 1/25/10) (Cost $2,339)	935,447	2,807

Participation Notes (4.2%)
Beverage: Brewers & Distillers (4.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (Cost $6,514)	258,170	10,097

No. of Rights
Rights (0.1%)
Home Building (0.1%)
Brookfield Incorporacoes SA (Brazil) (a) (Cost $—)	438,049	186

	Shares
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $3,959)	3,959,411	3,959
Total Investments (100.4%) (Cost $205,150) +		241,064
Liabilities in Excess of Other Assets (-0.4%)		(866)
Net Assets (100.0%)		$240,198

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $9,883,000, representing 4.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $9,883,000 and represents 4.1% of net assets.

(d)	Security trades on the Hong Kong exchange.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $205,150,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $35,914,000 of which approximately $67,022,000 related to appreciated securities and approximately $31,108,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Advertising Agencies (1.7%)
Lamar Advertising Co., Class A (a)	632,580	$23,443

Air Transport (0.7%)
XPO Logistics, Inc. (a)	838,567	10,264

Alternative Energy (0.3%)
Halcon Resources Corp. (a)	607,203	4,451

Asset Management & Custodian (2.6%)
CETIP SA - Mercados Organizados (Brazil)	658,996	8,647
Greenhill & Co., Inc.	532,991	27,582
		36,229
Banks: Diversified (1.5%)
Financial Engines, Inc. (a)	853,075	20,329

Beverage: Brewers & Distillers (1.4%)
Boston Beer Co., Inc. (The) (a)	181,282	20,298

Biotechnology (0.9%)
Abcam PLC (United Kingdom)	2,000,272	12,977

Cement (2.0%)
Eagle Materials, Inc.	597,716	27,650

Chemicals: Diversified (3.5%)
Intrepid Potash, Inc. (a)	636,418	13,670
Rockwood Holdings, Inc.	746,472	34,786
		48,456
Commercial Services (17.1%)
Advisory Board Co. (The) (a)	1,538,467	73,585
Corporate Executive Board Co. (The)	1,508,678	80,910
CoStar Group, Inc. (a)	660,671	53,871
MercadoLibre, Inc. (Brazil)	366,660	30,268
		238,634
Computer Services, Software & Systems (12.6%)
Ancestry.com, Inc. (a)	488,097	14,682
MakeMyTrip Ltd. (India) (a)	1,123,913	19,140
MicroStrategy, Inc., Class A (a)	103,784	13,915
NetSuite, Inc. (a)	933,451	59,554
OpenTable, Inc. (a)	621,279	25,845
ServiceNow, Inc. (a)	308,460	11,931
Solera Holdings, Inc.	504,417	22,129
Yelp, Inc. (a)	311,238	8,419
		175,615
Computer Technology (2.6%)
Bankrate, Inc. (a)	859,466	13,391
Youku Tudou, Inc. ADR (China) (a)	809,098	14,879
Zillow, Inc. (a)	188,598	7,955
		36,225

	Shares	Value (000)
Consumer Electronics (0.7%)
Sohu.com, Inc. (China) (a)	230,900	$9,719

Diversified Retail (3.3%)
Blue Nile, Inc. (a)	739,964	27,445
Citi Trends, Inc. (a)	598,359	7,513
Shutterfly, Inc. (a)	377,871	11,759
		46,717
Electronic Components (1.2%)
Cogent Communications Group, Inc.	741,661	17,051

Entertainment (2.9%)
Vail Resorts, Inc.	713,497	41,133

Foods (3.0%)
Annie’s, Inc. (a)	215,505	9,663
Fiesta Restaurant Group, Inc. (a)	1,530,439	24,288
Ocado Group PLC (United Kingdom) (a)	7,054,533	7,348
		41,299
Health Care Facilities (0.2%)
LCA-Vision, Inc. (a)	590,263	2,385

Health Care Management Services (2.4%)
HMS Holdings Corp. (a)	1,021,537	34,150

Health Care Services (4.8%)
athenahealth, Inc. (a)	736,216	67,562

Home Building (0.5%)
Brookfield Incorporacoes SA (Brazil)	3,753,925	7,314

Insurance: Multi-Line (2.3%)
Greenlight Capital Re Ltd., Class A (a)	1,072,852	26,553
Pico Holdings, Inc. (a)	217,700	4,968
		31,521
Machinery: Industrial (1.4%)
Rexnord Corp. (a)	1,084,568	19,761

Media (0.4%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $5,829; acquired 3/8/12)	5,452	5,829

Medical & Dental Instruments & Supplies (3.3%)
Techne Corp.	646,363	46,499

Medical Services (0.2%)
Zeltiq Aesthetics, Inc. (a)	446,424	2,518

Metals & Minerals: Diversified (1.9%)
Lynas Corp., Ltd. (Australia) (a)	31,795,150	26,055

	Shares	Value (000)
Miscellaneous Consumer Staples (0.8%)
Peet’s Coffee & Tea, Inc. (a)	160,969	$11,805

Oil Well Equipment & Services (1.3%)
Oasis Petroleum, Inc. (a)	595,519	17,550

Pharmaceuticals (1.1%)
Ironwood Pharmaceuticals, Inc. (a)	1,160,297	14,829

Printing and Copying Services (1.0%)
VistaPrint N.V. (a)	405,408	13,845

Publishing (1.8%)
Morningstar, Inc.	400,227	25,070

Restaurants (1.3%)
Dunkin’ Brands Group, Inc.	622,118	18,163

Scientific Instruments: Pollution Control (1.5%)
Covanta Holding Corp.	1,201,134	20,611

Semiconductors & Components (1.8%)
First Solar, Inc. (a)	429,778	9,517
Tessera Technologies, Inc.	1,167,002	15,965
		25,482
Specialty Retail (0.5%)
Five Below, Inc. (a)	190,721	7,453

Technology: Miscellaneous (0.8%)
iRobot Corp. (a)	484,254	11,022

Telecommunications Equipment (1.6%)
Angie’s List, Inc. (a)	1,249,928	13,224
Pandora Media, Inc. (a)	868,356	9,509
		22,733
Truckers (0.9%)
LLX Logistica SA (Brazil) (a)	8,461,714	12,021

Utilities: Electrical (5.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)(d)	6,682,555	—
Brookfield Infrastructure Partners LP (Canada)	1,983,555	70,515
		70,515
Total Common Stocks (Cost $973,576)		1,325,183
Preferred Stocks (0.9%)
Advertising Agencies (0.1%)
Glam Media, Inc. Series M-1 (a)(b)(c) (acquisition cost - $5,449; acquired 3/19/08)	361,920	1,878
Glam Media, Inc. Escrow Series M-1 (a)(b)(c) (acquisition cost - $506; acquired 3/19/08)	51,702	175
		2,053

	Shares	Value (000)
Health Care Services (0.8%)
Castlight Health, Inc. (a)(b)(c) (acquisition cost - $7,387; acquired 6/4/10)	1,796,926	$10,847
Total Preferred Stocks (Cost $13,342)		12,900

Convertible Preferred Stocks (4.1%)
Alternative Energy (0.8%)
Better Place, Inc. (a)(b)(c) (acquisition cost - $8,663; acquired 1/25/10)	3,465,201	10,396

Computer Services, Software & Systems (2.8%)
Twitter, Inc. Series E (a)(b)(c) (acquisition cost - $6,019; acquired 9/24/09)	2,259,658	36,358
Workday, Inc. (a)(b)(c) (acquisition cost - $2,113; acquired 10/12/11)	159,335	3,027
		39,385

Computer Technology (0.0%)
Youku Tudou, Inc., Class A (China) (a)(b)(c) (acquisition cost - $@; acquired 9/16/10)	1	—	@

Consumer Services: Miscellaneous (0.5%)
Xoom Corp. Series F (a)(b)(c) (acquisition cost - $7,473; acquired 2/23/10)	2,610,922	7,467
Total Convertible Preferred Stocks (Cost $24,268)		57,248

No. of Rights
Rights (0.0%)
Home Building (0.0%)
Brookfield Incorporacoes SA (Brazil) (a) (Cost $—)	1,117,180	474

	Face Amount (000)
Promissory Notes (0.1%)
Advertising Agencies (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (a)(b)(c) (acquisition cost - $2,301; acquired 3/19/08)	$793	793
Glam Media, Inc. Escrow 9.00%, 12/3/13 (a)(b)(c) (acquisition cost - $214; acquired 3/19/08)	113	74
Total Promissory Notes (Cost $2,515)		867

	Shares	Value (000)
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $5,222)	5,221,616	$5,222
Total Investments (100.3%) (Cost $1,018,923) +		1,401,894
Liabilities in Excess of Other Assets (-0.3%)		(4,031)
Net Assets (100.0%)		$1,397,863

(a)	Non-income producing security.
(b)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $76,844,000, representing 5.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to approximately $76,844,000 and represents 5.5% of net assets.

(d)	Security has been deemed illiquid at September 30, 2012.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $1,018,923,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $382,971,000 of which approximately $471,678,000 related to appreciated securities and approximately $88,707,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Apartments (17.7%)
Apartment Investment & Management Co., Class A REIT	755,966	$19,648
AvalonBay Communities, Inc. REIT	230,366	31,328
BRE Properties, Inc. REIT	239,858	11,247
Camden Property Trust REIT	202,946	13,088
Equity Residential REIT	1,639,689	94,331
UDR, Inc. REIT	505,250	12,540
		182,182
Commercial Financing (0.7%)
Starwood Property Trust, Inc. REIT	290,121	6,751

Diversified (11.1%)
Cousins Properties, Inc. REIT	1,662,111	13,197
Digital Realty Trust, Inc. REIT	95,720	6,686
Forest City Enterprises, Inc., Class A (a)	1,634,078	25,900
Lexington Realty Trust REIT	52,850	510
Vornado Realty Trust REIT	782,624	63,432
Winthrop Realty Trust REIT	362,320	3,906
		113,631
Health Care (11.4%)
Assisted Living Concepts, Inc., Class A	621,788	4,744
HCP, Inc. REIT	1,325,588	58,962
Healthcare Realty Trust, Inc. REIT	893,775	20,602
Senior Housing Properties Trust REIT	1,005,227	21,894
Ventas, Inc. REIT	180,730	11,250
		117,452
Industrial (6.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	5,152
Cabot Industrial Value Fund III, LP REIT (a)(b)(c)(d)	10,043	5,337
DCT Industrial Trust, Inc. REIT	1,531,208	9,907
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	7,533
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,658
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,037,500	11,722
ProLogis, Inc. REIT	476,935	16,707
STAG Industrial, Inc. REIT	30,267	492
		64,508
Lodging/Resorts (8.8%)
Ashford Hospitality Trust, Inc. REIT	471,542	3,961
Host Hotels & Resorts, Inc. REIT	3,392,379	54,448
Starwood Hotels & Resorts Worldwide, Inc.	550,986	31,935
		90,344
Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	273,158	18,608

Mixed Industrial/Office (1.3%)
Duke Realty Corp. REIT	543,200	7,985
Liberty Property Trust REIT	20,930	758
PS Business Parks, Inc. REIT	67,235	4,493
		13,236

	Shares	Value (000)
Office (9.0%)
Boston Properties, Inc. REIT	406,109	$44,920
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	1,733
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,341
Brookfield Office Properties, Inc.	827,576	13,704
CommonWealth REIT	84,143	1,225
Douglas Emmett, Inc. REIT	3,430	79
Hudson Pacific Properties, Inc. REIT	425,770	7,877
Mack-Cali Realty Corp. REIT	685,917	18,245
Parkway Properties, Inc. REIT	38,374	513
		92,637
Regional Malls (18.8%)
General Growth Properties, Inc. REIT	1,669,681	32,525
Macerich Co. (The) REIT	218,379	12,498
Simon Property Group, Inc. REIT	978,343	148,522
		193,545
Self Storage (4.0%)
Public Storage REIT	278,142	38,709
Sovran Self Storage, Inc. REIT	44,539	2,577
		41,286
Shopping Centers (6.5%)
Acadia Realty Trust REIT	131,064	3,253
Federal Realty Investment Trust REIT	124,741	13,135
Regency Centers Corp. REIT	928,970	45,269
Retail Opportunity Investments Corp. REIT	426,501	5,489
		67,146
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	27,988	1,227
Total Common Stocks (Cost $834,439)		1,002,553
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $26,800)	26,799,836	26,800
Total Investments (100.1%) (Cost $861,239) +		1,029,353
Liabilities in Excess of Other Assets (-0.1%)		(755)
Net Assets (100.0%)		$1,028,598

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2012.
(c)

At September 30, 2012, the Portfolio held fair valued securities valued at approximately $43,476,000, representing 4.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $1,774,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 6/12 and has a current cost basis of approximately $5,022,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $7,905,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $5,941,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $9,038,000. At September 30, 2012, these securities had an aggregate market value of approximately $43,467,000, representing 4.2% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $861,239,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $168,114,000 of which approximately $192,122,000 related to appreciated securities and approximately $24,008,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.8%)
Brazil (12.1%)
Sovereign (12.1%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	8,951	$4,637
Brazilian Government International Bond,
8.50%, 1/5/24 (a)	6,870		3,982
			8,619
Chile (0.2%)
Sovereign (0.2%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	67,000	150

Colombia (7.0%)
Sovereign (7.0%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	2,501,000	1,372
7.75%, 4/14/21	1,200,000		826
9.85%, 6/28/27	2,022,000		1,711
12.00%, 10/22/15	1,590,000		1,091
			5,000
Hungary (4.4%)
Sovereign (4.4%)
Hungary Government Bond,
6.75%, 8/22/14 - 2/24/17	HUF	693,770	3,142
			3,142

Indonesia (7.7%)
Sovereign (7.7%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000	1,218
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (b)(c)	12,000,000		1,662
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)	1,000,000		122
11.00%, 11/17/20	17,890,000		2,478
			5,480

Malaysia (7.3%)
Sovereign (7.3%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	6,615	2,167
3.43%, 8/15/14	9,258		3,049
			5,216

	Face Amount (000)		Value (000)
Mexico (12.1%)
Sovereign (12.1%)
Mexican Bonos,
7.50%, 6/3/27	MXN	16,200	$1,457
8.00%, 6/11/20	57,360		5,270
Petroleos Mexicanos,
7.65%, 11/24/21 (b)(d)	23,000		1,954
			8,681
Peru (4.3%)
Sovereign (4.3%)
Peru Government Bond,
8.60%, 8/12/17	PEN	1,390	657
Peruvian Government International Bond,
6.95%, 8/12/31 (b)(d)	1,850		853
8.20%, 8/12/26 (d)	3,046		1,585
			3,095
Poland (9.9%)
Sovereign (9.9%)
Poland Government Bond,
5.25%, 10/25/17	PLN	6,230	2,036
5.50%, 10/25/19	11,209		3,723
6.25%, 10/24/15	3,888		1,288
			7,047
Russia (6.0%)
Sovereign (6.0%)
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (b)	RUB	45,000	1,551
7.85%, 3/10/18	80,000		2,757
			4,308
South Africa (12.0%)
Sovereign (12.0%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	68,416	8,609

Thailand (2.7%)
Sovereign (2.7%)
Thailand Government Bond,
4.25%, 3/13/13	THB	28,400	928
5.25%, 7/13/13 - 5/12/14	29,403		984
			1,912
Turkey (7.9%)
Sovereign (7.9%)
Turkey Government Bond,
Zero Coupon, 2/20/13 - 5/15/13	TRY	4,964	2,664
9.00%, 1/27/16	920		534
10.00%, 6/17/15	2,190		1,294
10.50%, 1/15/20	1,894		1,193
			5,685

	Face Amount (000)	Value (000)
Venezuela (1.2%)
Sovereign (1.2%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	$370	$336
Venezuela Government International Bond,
9.25%, 9/15/27	565	512
		848
Total Fixed Income Securities (Cost $64,848)		67,792

No. of Warrants
Warrants (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (c)(e) (Cost $—)	495	15

Shares
Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	45,000	45

	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $5; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $5)	$4	4
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $2; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $2)	2	2
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $9; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $9)	9	9
		15
Total Securities held as Collateral on Loaned Securities (Cost $60)		60

	Shares	Value (000)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $2,583)	2,582,694	$2,583
Total Short-Term Investments (Cost $2,643)		2,643
Total Investments (98.5%) (Cost $67,491) Including $59 of Securities Loaned (g)+		70,450
Other Assets in Excess of Liabilities (1.5%)		1,103
Net Assets		$71,553

(a)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $59,000 and $60,000, respectively. The Portfolio received cash collateral of approximately $60,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)	Security has been deemed illiquid at September 30, 2012.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $67,491,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,959,000 of which approximately $4,082,000 related to appreciated securities and approximately $1,123,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

JPMorgan Chase Bank	USD	1,480	$1,480	10/17/12	KRW	1,663,890	$1,496	$16
JPMorgan Chase Bank	USD	1,093	1,093	10/17/12	RUB	34,576	1,106	13
JPMorgan Chase Bank	USD	1,315	1,315	10/17/12	RUB	40,500	1,295	(20)
JPMorgan Chase Bank	USD	1,958	1,958	10/29/12	MYR	6,000	1,959	1
JPMorgan Chase Bank	USD	3,248	3,248	10/31/12	THB	100,900	3,271	23
			$9,094				$9,127	$33

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (96.0%)
Argentina (1.4%)
Sovereign (1.4%)
Argentina Boden Bonds,
7.00%, 10/3/15		$360	$330

Brazil (9.8%)
Corporate Bonds (2.0%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		200	227
Odebrecht Finance Ltd.,
6.00%, 4/5/23		200	223
			450
Sovereign (7.8%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		521	620
Brazilian Government International Bond,
4.88%, 1/22/21		610	732
7.13%, 1/20/37		286	433
			1,785
			2,235
Colombia (5.1%)
Corporate Bond (0.9%)
Grupo Aval Ltd.,
4.75%, 9/26/22 (a)		200	198

Sovereign (4.2%)
Colombia Government International Bond,
4.38%, 7/12/21		450	520
4.38%, 3/21/23	COP	414,000	227
6.13%, 1/18/41		$160	218
			965
			1,163
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
9.38%, 12/15/15		145	151

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21		108	118

Indonesia (7.5%)
Sovereign (7.5%)
Indonesia Government International Bond,
7.75%, 1/17/38		148	222
Majapahit Holding BV,
7.75%, 1/20/20		639	807
Pertamina Persero PT,
5.25%, 5/23/21		200	223

	Face Amount (000)		Value (000)
Perusahaan Listrik Negara PT,
5.50%, 11/22/21		$400	$449
			1,701
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
3.75%, 12/31/32 (b)(c)	145		126

Kazakhstan (4.1%)
Sovereign (4.1%)
KazMunayGas National Co.,
6.38%, 4/9/21	775		934

Lithuania (1.3%)
Sovereign (1.3%)
Lithuania Government International Bond,
6.63%, 2/1/22	233		290

Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	618	202

Mexico (14.3%)
Corporate Bond (0.7%)
Cemex SAB de CV,
9.00%, 1/11/18		$166	167

Sovereign (13.6%)
Mexican Bonos,
8.00%, 6/11/20	MXN	4,900	450
Mexico Government International Bond,
3.63%, 3/15/22		$466	510
6.05%, 1/11/40	406		543
Pemex Project Funding Master Trust,
6.63%, 6/15/35	424		534
Petroleos Mexicanos,
4.88%, 1/24/22	943		1,068
			3,105
			3,272
Panama (1.8%)
Sovereign (1.8%)
Panama Government International Bond,
5.20%, 1/30/20	344		415

Peru (3.9%)
Corporate Bond (0.5%)
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)	100		106

		Face Amount (000)	Value (000)
Sovereign (3.4%)
Peruvian Government International Bond,
5.63%, 11/18/50	$174		$228
7.35%, 7/21/25		107	157
8.75%, 11/21/33		32	56
8.20%, 8/12/26 (Units) (d)	PEN	637	331
			772
			878
Philippines (4.4%)
Sovereign (4.4%)
Philippine Government International Bond,
4.00%, 1/15/21	$515		577
9.50%, 2/2/30		248	429
			1,006
Poland (2.5%)
Sovereign (2.5%)
Poland Government International Bond,
3.00%, 3/17/23		530	522
5.00%, 3/23/22		47	55
			577
Russia (14.9%)
Corporate Bond (0.9%)
VimpelCom Holdings BV,
7.50%, 3/1/22		200	210

Sovereign (14.0%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.75%, 5/29/18		344	407
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20		900	1,035
5.63%, 4/4/42		1,000	1,203
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20		463	548
			3,193
			3,403
South Africa (2.8%)
Sovereign (2.8%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21		368	421
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,800	227
			648

	Face Amount (000)	Value (000)
Thailand (0.9%)
Corporate Bond (0.9%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (a)	$200	$202

Turkey (6.2%)
Sovereign (6.2%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	200	220
Turkey Government International Bond,
6.25%, 9/26/22	537	644
6.88%, 3/17/36	440	560
		1,424
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22	109	159

Venezuela (10.9%)
Sovereign (10.9%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	1,123	1,019
Venezuela Government International Bond,
9.25%, 9/15/27	1,628	1,476
		2,495
Zambia (0.9%)
Sovereign (0.9%)
Zambia Government International Bond,
5.38%, 9/20/22 (a)	200	202
Total Fixed Income Securities (Cost $20,233)		21,931

	Shares
Short-Term Investment (9.9%)
Investment Company (9.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $2,265)	2,265,273	2,265
Total Investments (105.9%) (Cost $22,498) (f) +		24,196
Liabilities in Excess of Other Assets (-5.9%)		(1,341)
Net Assets (100.0%)		$22,855

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2012. Maturity date disclosed is the ultimate maturity date.
(c)	Issuer is in default.
(d)	Consists of one or more classes of securities traded together as a unit.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $22,498,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,698,000 of which approximately $1,700,000 related to appreciated securities and approximately $2,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	230	$230	10/17/12	KRW	258,578	$232	$2
JPMorgan Chase Bank	USD	227	227	10/17/12	RUB	7,000	224	(3)
			$457				$456	$(1)

COP	—	Colombian Peso
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity

(observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Building Products	$96	$—	$—	$96
Chemicals	12	—	—	12
Construction Materials	20	—	—	20
Household Durables	1,172	—	—	1,172
Paper & Forest Products	24	—	—	24
Trading Companies & Distributors	23	—	—	23
Total Common Stocks	1,347	—	—	1,347
Investment Company	582	—	—	582
Fixed Income Security - Sovereign	—	4,341	—	4,341
Short-Term Investments
Investment Company	12,180	—	—	12,180
U.S. Treasury Securities	—	535	—	535
Total Short-Term Investments	12,180	535	—	12,715
Foreign Currency Exchange Contracts	—	124	—	124
Futures Contracts	106	—	—	106
Total Return Swap Agreements	—	189	—	189
Total Assets	14,215	5,189	—	19,404
Liabilities:
Foreign Currency Exchange Contracts	—	(60)	—	(60)
Futures Contracts	(218)	—	—	(218)
Total Return Swap Agreements	—	(23)	—	(23)
Total Liabilities	(218)	(83)	—	(301)
Total	$13,997	$5,106	$—	$19,103

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Total Emerging Markets
Assets:
Investment Companies	$2,206	$—	$—	$2,206
Total Assets	$2,206	$—	$—	$2,206

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$1,995	$—	$—		$1,995
Air Freight & Logistics	1,158	—	—		1,158
Airlines	391	—	—		391
Auto Components	2,748	—	—		2,748
Automobiles	8,464	—	—		8,464
Beverages	6,368	—	—		6,368
Biotechnology	410	—	—		410
Building Products	1,710	—	—		1,710
Capital Markets	1,975	—	—		1,975
Chemicals	14,674	—	—		14,674
Commercial Banks	28,888	379	—		29,267
Commercial Services & Supplies	2,208	—	—		2,208
Communications Equipment	915	—	—		915
Computers & Peripherals	854	—	—		854
Construction & Engineering	1,947	—	—		1,947
Construction Materials	915	—	—		915
Consumer Finance	53	—	—		53
Containers & Packaging	333	—	—		333
Distributors	119	—	—		119
Diversified Consumer Services	82	—	—		82
Diversified Financial Services	2,002	—	—	†	2,002
Diversified Telecommunication Services	8,329	—	—		8,329
Electric Utilities	3,681	—	—		3,681
Electrical Equipment	3,607	—	—		3,607
Electronic Equipment, Instruments & Components	3,251	—	—		3,251
Energy Equipment & Services	1,867	—	—		1,867
Food & Staples Retailing	4,186	—	—		4,186
Food Products	12,113	—	—		12,113
Gas Utilities	412	—	—		412
Health Care Equipment & Supplies	2,955	—	—		2,955
Health Care Providers & Services	848	—	—		848
Hotels, Restaurants & Leisure	2,840	—	—		2,840
Household Durables	1,327	—	—		1,327
Household Products	2,085	—	—		2,085
Independent Power Producers & Energy Traders	282	—	—		282
Industrial Conglomerates	5,014	—	—		5,014
Information Technology Services	255	—	—		255
Insurance	9,869	—	—		9,869
Internet Software & Services	349	—	—		349
Leisure Equipment & Products	693	—	—		693
Life Sciences Tools & Services	63	—	—		63
Machinery	9,609	—	—		9,609
Marine	648	—	—		648
Media	5,935	—	—		5,935
Metals & Mining	14,057	131	—		14,188
Multi-Utilities	2,454	—	—		2,454
Multi-line Retail	823	—	—		823
Office Electronics	479	—	—		479
Oil, Gas & Consumable Fuels	17,208	—	—		17,208
Paper & Forest Products	934	—	—		934
Personal Products	279	—	—		279
Pharmaceuticals	27,055	—	—		27,055
Professional Services	757	—	—		757
Real Estate Investment Trusts (REITs)	3,628	—	—		3,628
Real Estate Management & Development	5,386	—	—		5,386
Road & Rail	2,397	—	—		2,397
Semiconductors & Semiconductor Equipment	4,667	—	—		4,667
Software	3,807	—	—		3,807
Specialty Retail	2,560	—	—		2,560
Textiles, Apparel & Luxury Goods	1,061	—	—		1,061
Tobacco	3,374	—	—		3,374
Trading Companies & Distributors	3,074	—	—		3,074
Transportation Infrastructure	194	—	—		194
Water Utilities	474	—	—		474
Wireless Telecommunication Services	7,312	—	—		7,312
Total Common Stocks	260,407	510	—	†	260,917
Rights	16	5	—		21
Short-Term Investments
Investment Company	62,587	—	—		62,587
Repurchase Agreements	—	11,229	—		11,229
Total Short-Term Investments	$62,587	$11,229	$—		$73,816
Foreign Currency Exchange Contracts	—	203	—		203
Futures Contracts	89	—	—		89
Total Assets	323,099	11,947	—	†	335,046
Liabilities:
Foreign Currency Exchange Contracts	—	(648)	—		(648)
Futures Contracts	(977)	—	—		(977)
Total Liabilities	(977)	(648)	—		(1,625)
Total	$322,122	$11,299	$—	†	$333,421

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—

†     Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Aerospace & Defense	$71	$—	$—	$71
Air Freight & Logistics	50	—	—	50
Airlines	89	—	—	89
Automobiles	404	—	—	404
Beverages	22	—	—	22
Biotechnology	10	—	—	10
Chemicals	134	—	—	134
Commercial Banks	572	—	—	572
Computers & Peripherals	11	—	—	11
Construction & Engineering	170	—	—	170
Construction Materials	5	—	—	5
Distributors	8	—	—	8
Diversified Financial Services	89	—	—	89
Electronic Equipment, Instruments & Components	60	—	—	60
Food & Staples Retailing	175	—	—	175
Food Products	438	—	—	438
Gas Utilities	66	—	—	66
Health Care Providers & Services	27	—	—	27
Hotels, Restaurants & Leisure	22	—	—	22
Household Durables	80	—	—	80
Industrial Conglomerates	295	—	—	295
Information Technology Services	5	—	—	5
Insurance	308	—	—	308
Internet Software & Services	283	—	—	283
Machinery	64	—	—	64
Media	112	—	—	112
Multi-line Retail	51	—	—	51
Oil, Gas & Consumable Fuels	83	82	—	165
Personal Products	75	—	—	75
Pharmaceuticals	105	—	—	105
Real Estate Management & Development	390	—	—	390
Semiconductors & Semiconductor Equipment	688	—	—	688
Software	212	—	—	212
Specialty Retail	192	—	—	192
Textiles, Apparel & Luxury Goods	117	—	—	117
Tobacco	82	—	—	82
Transportation Infrastructure	133	—	—	133
Wireless Telecommunication Services	277	—	—	277
Total Common Stocks	5,975	82	—	6,057
Short-Term Investment - Investment Company	39	—	—	39
Total Assets	$6,014	$82	$—	$6,096

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$3,859	$—	$—	$3,859
Air Freight & Logistics	6,800	—	—	6,800
Airlines	9,419	—	—	9,419
Auto Components	2,976	—	—	2,976
Automobiles	50,762	—	—	50,762
Beverages	61,962	—	—	61,962
Biotechnology	574	—	—	574
Chemicals	42,808	—	—	42,808
Commercial Banks	157,806	7,354	—	165,160
Computers & Peripherals	10,088	—	—	10,088
Construction & Engineering	19,421	—	—	19,421
Construction Materials	26,904	—	—	26,904
Diversified Financial Services	26,275	—	—	26,275
Diversified Telecommunication Services	35,481	—	—	35,481
Electronic Equipment, Instruments & Components	8,791	—	—	8,791
Energy Equipment & Services	5,266	—	—	5,266
Food & Staples Retailing	53,039	—	—	53,039
Food Products	73,087	—	—	73,087
Health Care Providers & Services	15,542	—	—	15,542
Hotels, Restaurants & Leisure	22,005	—	—	22,005
Household Durables	9,596	—	—	9,596
Household Products	5,928	—	—	5,928
Independent Power Producers & Energy Traders	5,438	—	—	5,438
Industrial Conglomerates	41,573	—	—	41,573
Information Technology Services	18,054	—	—	18,054
Insurance	46,094	—	—	46,094
Internet Software & Services	31,992	—	—	31,992
Machinery	8,070	—	—	8,070
Media	30,649	—	—	30,649
Metals & Mining	33,060	—	—	33,060
Multi-line Retail	16,199	—	—	16,199
Oil, Gas & Consumable Fuels	99,764	11,520	—	111,284
Personal Products	8,574	—	—	8,574
Pharmaceuticals	37,086	—	—	37,086
Real Estate Management & Development	31,901	—	—	31,901
Semiconductors & Semiconductor Equipment	104,495	—	—	104,495
Software	17,721	—	—	17,721
Specialty Retail	8,586	—	—	8,586
Textiles, Apparel & Luxury Goods	17,272	—	—	17,272
Tobacco	10,672	—	—	10,672
Wireless Telecommunication Services	38,415	—	—	38,415
Total Common Stocks	1,254,004	18,874	—	1,272,878
Investment Company	9,056	—	—	9,056
Short-Term Investments
Investment Company	47,905	—	—	47,905
Repurchase Agreements	—	8,526	—	8,526
Total Short-Term Investments	47,905	8,526	—	56,431
Total Assets	$1,310,965	$27,400	$—	$1,338,365

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$3,138	$—	$—	$3,138
Airlines	2,267	—	—	2,267
Automobiles	1,631	—	—	1,631
Beverages	5,960	—	—	5,960
Commercial Banks	22,202	—	—	22,202
Construction Materials	1,941	—	—	1,941
Diversified Financial Services	1,342	—	—	1,342
Diversified Telecommunication Services	3,173	—	—	3,173
Energy Equipment & Services	1,966	—	—	1,966
Food Products	1,326	—	—	1,326
Industrial Conglomerates	3,873	—	—	3,873
Media	1,034	—	—	1,034
Multi-Utilities	276	—	—	276
Oil, Gas & Consumable Fuels	4,402	—	—	4,402
Pharmaceuticals	4,491	—	—	4,491
Wireless Telecommunication Services	4,579	—	—	4,579
Total Common Stocks	63,601	—	—	63,601
Participation Notes	—	10,979	—	10,979
Short-Term Investment - Investment Company	1,748	—	—	1,748
Total Assets	$65,349	$10,979	$—	$76,328

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$419	$—	$—	$419
Commercial Services & Supplies	155	—	—	155
Communications Equipment	67	—	—	67
Computers & Peripherals	170	—	—	170
Distributors	44	—	—	44
Diversified Consumer Services	55	—	—	55
Food Products	132	—	—	132
Hotels, Restaurants & Leisure	84	—	—	84
Industrial Conglomerates	70	—	—	70
Information Technology Services	33	—	—	33
Insurance	117	—	—	117
Internet & Catalog Retail	148	—	—	148
Internet Software & Services	215	—	70	285
Machinery	40	—	—	40
Media	113	—	—	113
Oil, Gas & Consumable Fuels	15	—	—	15
Personal Products	46	—	—	46
Professional Services	118	—	—	118
Real Estate Management & Development	98	—	—	98
Road & Rail	40	—	—	40
Specialty Retail	112	—	—	112
Textiles, Apparel & Luxury Goods	115	—	—	115
Tobacco	53	—	—	53
Transportation Infrastructure	61	—	—	61
Total Common Stocks	2,520	—	70	2,590
Short-Term Investment - Investment Company	71	—	—	71
Total Assets	$2,591	$—	$70	$2,661

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—
Purchases	102
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(32)
Realized gains (losses)	—
Ending Balance	$70

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(32)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Internet Software & Services	$70	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Beverages	$626	$—	$—	$626
Commercial Services & Supplies	393	—	—	393
Communications Equipment	663	—	—	663
Diversified Financial Services	319	—	—	319
Food Products	347	—	—	347
Hotels, Restaurants & Leisure	469	—	—	469
Insurance	98	—	—	98
Internet Software & Services	482	—	122	604
Life Sciences Tools & Services	68	—	—	68
Machinery	77	—	—	77
Metals & Mining	48	—	—	48
Oil, Gas & Consumable Fuels	95	—	—	95
Professional Services	127	—	—	127
Semiconductors & Semiconductor Equipment	114	—	—	114
Software	298	—	—	298
Specialty Retail	523	—	—	523
Textiles, Apparel & Luxury Goods	345	—	—	345
Transportation Infrastructure	63	—	—	63
Total Common Stocks	5,155	—	122	5,277
Preferred Stocks	—	—	9	9
Convertible Preferred Stocks	—	—	22	22
Call Options Purchased	26	—	—	26
Short-Term Investment - Investment Company	88	—	—	88
Total Assets	$5,269	$—	$153	$5,422

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$—	$—	$29
Purchases	166	9	3
Sales	—	—	—
Beginning Balance	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	—
Change in unrealized appreciation (depreciation)	(44)	—	(10)
Realized gains (losses)	—	—	—
Ending Balance	$122	$9	$22

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(44)	$—	$(10)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks
Internet Software & Services	$25	Discounted cash flow	Weighted average cost of capital	16.0%	20.0%	18.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Internet Software & Services	$97	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Preferred Stock
Computer Services, Software & Systems	$9	Discounted cash flow	Weighted average cost of capital	15.0%	19.0%	17.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	21.2x	14.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Convertible Preferred Stocks
Alternative Energy	$19	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Internet Software & Services	$3	Discounted cash flow	Weighted average cost of capital	16.0%	20.0%	18.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$41,610	$—	$—	$41,610
Diversified Financial Services	6,178	—	—	6,178
Electrical Equipment	7,826	—	—	7,826
Food Products	86,332	—	—	86,332
Household Products	43,549	—	—	43,549
Information Technology Services	29,066	—	—	29,066
Insurance	4,792	—	—	4,792
Machinery	10,969	—	—	10,969
Personal Products	8,399	—	—	8,399
Pharmaceuticals	16,684	—	—	16,684
Professional Services	6,970	—	—	6,970
Software	32,770	—	—	32,770
Tobacco	95,553	—	—	95,553
Total Common Stocks	390,698	—	—	390,698
Short-Term Investment - Investment Company	21,805	—	—	21,805
Total Assets	$412,503	$—	$—	$412,503

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Beverages	$104	$—	$—	$104
Chemicals	74	—	—	74
Communications Equipment	60	—	—	60
Diversified Financial Services	61	—	—	61
Diversified Telecommunication Services	20	—	—	20
Food Products	68	—	—	68
Hotels, Restaurants & Leisure	123	—	—	123
Industrial Conglomerates	80	—	—	80
Insurance	49	—	—	49
Machinery	14	—	—	14
Marine	11	—	—	11
Metals & Mining	50	—	—	50
Multi-line Retail	42	—	—	42
Real Estate Investment Trusts (REITs)	24	—	—	24
Real Estate Management & Development	63	—	—	63
Semiconductors & Semiconductor Equipment	23	—	—	23
Specialty Retail	59	—	—	59
Textiles, Apparel & Luxury Goods	59	—	—	59
Total Common Stocks	984	—	—	984
Short-Term Investment - Investment Company	1	—	—	1
Total Assets	$985	$—	$—	$985

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$157	$—	$—		$157
Beverages	951	—	—		951
Capital Markets	435	—	—		435
Chemicals	269	—	—		269
Computers & Peripherals	730	—	—		730
Diversified Consumer Services	658	—	—		658
Diversified Financial Services	172	—	—		172
Electric Utilities	327	—	—	†	327
Food & Staples Retailing	325	—	—		325
Food Products	154	—	—		154
Hotels, Restaurants & Leisure	408	—	—		408
Household Durables	172	—	—		172
Information Technology Services	705	—	—		705
Insurance	382	—	—		382
Internet & Catalog Retail	1,393	—	—		1,393
Internet Software & Services	2,248	—	276		2,524
Marine	172	—	—		172
Media	317	—	—		317
Metals & Mining	117	—	—		117
Multi-line Retail	318	—	—		318
Oil, Gas & Consumable Fuels	103	—	—		103
Real Estate Management & Development	455	—	—		455
Road & Rail	649	—	—		649
Textiles, Apparel & Luxury Goods	1,100	—	—		1,100
Transportation Infrastructure	691	—	—		691
Total Common Stocks	13,408	—	276	†	13,684
Rights	11	—	—		11
Convertible Preferred Stocks	—	—	94		94
Participation Notes	—	904	—		904
Short-Term Investment - Investment Company	495	—	—		495
Total Assets	$13,914	$904	$370	†	$15,188

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$142
Purchases	403		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation (depreciation)	(127)		(48)
Realized gains (losses)	—		—
Ending Balance	$276	†	$94

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(127)		$(48)

†                 Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Internet Software & Services	$276	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock
Alternative Energy	$94	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Commercial Financing	$6,697	$—	$—		$6,697
Diversified	702,901	—	—	†	702,901
Health Care	95,829	—	—		95,829
Industrial	53,481	—	12,971		66,452
Lodging/Resorts	88,272	—	—		88,272
Mixed Industrial/Office	16,512	—	—		16,512
Office	233,214	—	—		233,214
Residential	191,321	—	—		191,321
Retail	458,301	—	—		458,301
Self Storage	41,207	—	—		41,207
Total Common Stocks	1,887,735	—	12,971	†	1,900,706
Rights	—	38	—		38
Short-Term Investment - Investment Company	32,727	—	—		32,727
Total Assets	$1,920,462	$38	$12,971	†	$1,933,471

† Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)

Beginning Balance	$10,007	†
Purchases	2,016
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	948
Realized gains (losses)	—
Ending Balance	$12,971	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$948

†                           Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock
Industrial	$12,971	Adjusted Capital	Underlying Investment
		Balance Model	Financial Statements

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$432	$—	$—	$432
Diversified Consumer Services	58	—	—	58
Diversified Financial Services	50	—	—	50
Diversified Telecommunication Services	67	—	—	67
Electric Utilities	118	—	—	118
Food & Staples Retailing	114	—	—	114
Food Products	238	—	—	238
Household Products	74	—	—	74
Machinery	68	—	—	68
Marine	67	—	—	67
Multi-line Retail	55	—	—	55
Pharmaceuticals	50	—	—	50
Real Estate Management & Development	101	—	—	101
Road & Rail	184	—	—	184
Textiles, Apparel & Luxury Goods	372	—	—	372
Tobacco	111	—	—	111
Transportation Infrastructure	85	—	—	85
Total Common Stocks	2,244	—	—	2,244
Participation Notes	—	179	—	179
Short-Term Investment - Investment Company	68	—	—	68
Total Assets	$2,312	$179	$—	$2,491

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Auto Components	$53,735	$—	$—	$53,735
Automobiles	110,020	—	—	110,020
Beverages	70,718	—	—	70,718
Chemicals	108,885	—	—	108,885
Commercial Banks	359,467	—	—	359,467
Construction Materials	90,293	—	—	90,293
Diversified Telecommunication Services	66,595	—	—	66,595
Electric Utilities	67,718	—	—	67,718
Electrical Equipment	111,440	—	—	111,440
Electronic Equipment, Instruments & Components	205,291	—	—	205,291
Energy Equipment & Services	45,897	—	—	45,897
Food & Staples Retailing	91,588	—	—	91,588
Food Products	378,998	—	—	378,998
Household Durables	45,870	—	—	45,870
Household Products	220,924	—	—	220,924
Industrial Conglomerates	56,429	—	—	56,429
Insurance	353,345	—	—	353,345
Machinery	64,997	—	—	64,997
Media	14,665	—	—	14,665
Metals & Mining	107,478	—	—	107,478
Oil, Gas & Consumable Fuels	308,500	—	—	308,500
Pharmaceuticals	519,092	—	—	519,092
Real Estate Management & Development	82,798	—	—	82,798
Semiconductors & Semiconductor Equipment	34,183	—	—	34,183
Software	58,571	—	—	58,571
Tobacco	366,652	—	—	366,652
Trading Companies & Distributors	55,492	—	—	55,492
Wireless Telecommunication Services	147,645	—	—	147,645
Total Common Stocks	4,197,286	—	—	4,197,286
Short-Term Investment - Investment Company	447,389	—	—	447,389
Total Assets	$4,644,675	$—	$—	$4,644,675

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$144	$—	$—		$144
Beverages	808	—	—		808
Capital Markets	196	—	—		196
Diversified Consumer Services	281	—	—		281
Diversified Financial Services	103	—	—		103
Electric Utilities	228	—	—	†	228
Food & Staples Retailing	231	—	—		231
Food Products	154	—	—		154
Hotels, Restaurants & Leisure	176	—	—		176
Household Durables	86	—	—		86
Insurance	213	—	—		213
Internet & Catalog Retail	93	—	—		93
Internet Software & Services	497	—	—		497
Marine	158	—	—		158
Media	151	—	—		151
Metals & Mining	80	—	—		80
Multi-line Retail	129	—	—		129
Real Estate Management & Development	295	—	—		295
Road & Rail	467	—	—		467
Textiles, Apparel & Luxury Goods	803	—	—		803
Transportation Infrastructure	132	—	—		132
Total Common Stocks	5,425	—	—	†	5,425
Convertible Preferred Stocks	—	—	32		32
Participation Notes	—	370	—		370
Rights	6	—	—		6
Short-Term Investment - Investment Company	314	—	—		314
Total Assets	$5,745	$370	$32	†	$6,147

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Convertible Preferred Stocks (000)
Beginning Balance	$—	†	$49
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Change in unrealized appreciation (depreciation)	—		(17)
Realized gains (losses)	—		—
Ending Balance	$—	†	$32

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—		$(17)

†            Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Convertible Preferred Stocks
Alternative Energy	$32	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$87,310	$—	$—	†	$87,310
Industrial	3,618	—	—		3,618
Office	21,669	—	—		21,669
Residential	1,960	—	—		1,960
Retail	32,585	—	—		32,585
Self Storage	1,492	—	—		1,492
Total Common Stocks	148,634	—	—	†	148,634
Rights	—	6	—		6
Short-Term Investment - Investment Company	2,890	—	—		2,890
Total Assets	$151,524	$6	$—	†	$151,530

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of September 30, 2012	$—

†  Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Small Cap
Assets:
Common Stocks
Aerospace & Defense	$1,310	$—	$—	$1,310
Auto Components	5,240	—	—	5,240
Automobiles	2,017	—	—	2,017
Beverages	3,861	—	—	3,861
Capital Markets	1,669	—	—	1,669
Chemicals	604	—	—	604
Commercial Banks	8,434	—	—	8,434
Commercial Services & Supplies	2,636	—	—	2,636
Construction & Engineering	806	—	—	806
Construction Materials	2,968	—	—	2,968
Containers & Packaging	4,018	—	—	4,018
Distributors	1,447	—	—	1,447
Diversified Financial Services	3,533	—	—	3,533
Electrical Equipment	1,452	—	—	1,452
Electronic Equipment, Instruments & Components	—	—	317	317
Energy Equipment & Services	4,951	—	—	4,951
Food & Staples Retailing	392	—	—	392
Food Products	8,258	—	—	8,258
Health Care Equipment & Supplies	2,247	—	—	2,247
Hotels, Restaurants & Leisure	2,457	—	—	2,457
Household Durables	1,837	—	—	1,837
Industrial Conglomerates	4,970	—	—	4,970
Information Technology Services	965	—	—	965
Insurance	5,448	—	—	5,448
Life Sciences Tools & Services	2,376	—	—	2,376
Machinery	15,495	—	—	15,495
Marine	3,447	—	—	3,447
Media	6,468	—	—	6,468
Metals & Mining	2,608	—	—	2,608
Multi-line Retail	1,602	—	—	1,602
Oil, Gas & Consumable Fuels	1,378	—	—	1,378
Paper & Forest Products	1,444	—	—	1,444
Personal Products	950	—	—	950
Professional Services	3,736	—	—	3,736
Real Estate Investment Trusts (REITs)	1,512	—	—	1,512
Real Estate Management & Development	4,532	—	—	4,532
Semiconductors & Semiconductor Equipment	2,833	—	—	2,833
Software	843	—	—	843
Specialty Retail	5,103	—	—	5,103
Trading Companies & Distributors	1,477	—	—	1,477
Total Common Stocks	127,324	—	317	127,641
Short-Term Investment - Investment Company	1,818	—	—	1,818
Total Assets	$129,142	$—	$317	$129,459

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	317
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$317

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—

As of September 30, 2012, the Portfolio held a security that transferred from level 2 to level 3. This security was valued using significant observable inputs at December 31, 2011 and was valued using other significant unobservable inputs at September 30, 2012.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock
Electronic Equipment, Instruments & Components	$317	Adjusted Capital	Underlying Investment
		Balance Model	Financial Statements

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Select Global Infrastructure
Assets:
Common Stocks
Airports	$467	$—	$—	$467
Communications	2,168	—	—	2,168
Diversified	481	—	—	481
Oil & Gas Storage & Transportation	8,168	—	—	8,168
Ports	97	—	—	97
Toll Roads	1,006	—	—	1,006
Transmission & Distribution	2,215	—	—	2,215
Water	656	—	—	656
Total Common Stocks	15,258	—	—	15,258
Short-Term Investment - Investment Company	785	—	—	785
Total Assets	$16,043	$—	$—	$16,043

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Alternative Energy	$147	$—	$—	$147
Beverage: Brewers & Distillers	1,003	—	—	1,003
Beverage: Soft Drinks	775	—	—	775
Commercial Services	1,208	—	—	1,208
Communications Technology	438	—	—	438
Computer Services, Software & Systems	1,277	—	221	1,498
Computer Technology	1,250	—	—	1,250
Consumer Lending	1,010	—	—	1,010
Diversified Manufacturing Operations	169	—	—	169
Diversified Media	210	—	—	210
Diversified Retail	1,276	—	—	1,276
Financial Data & Systems	377	—	—	377
Foods	330	—	—	330
Insurance: Property-Casualty	436	—	—	436
Pharmaceuticals	307	—	—	307
Real Estate Investment Trusts (REIT)	468	—	—	468
Recreational Vehicles & Boats	426	—	—	426
Restaurants	338	—	—	338
Scientific Instruments: Pollution Control	134	—	—	134
Textiles Apparel & Shoes	295	—	—	295
Tobacco	256	—	—	256
Wholesale & International Trade	155	—	—	155
Total Common Stocks	12,285	—	221	12,506
Convertible Preferred Stocks	—	—	39	39
Short-Term Investment - Investment Company	123	—	—	123
Total Assets	$12,408	$—	$260	$12,668

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$—	$59
Purchases	322	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(101)	(20)
Realized gains (losses)	—	—
Ending Balance	$221	$39

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(101)	$(20)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$221	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock
Alternative Energy	$39	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Focus Growth
Assets:
Common Stocks
Air Transport	$174	$—	$—	$174
Alternative Energy	176	—	—	176
Beverage: Brewers & Distillers	298	—	—	298
Biotechnology	333	—	—	333
Chemicals: Diversified	413	—	—	413
Commercial Finance & Mortgage Companies	196	—	—	196
Commercial Services	188	—	—	188
Communications Technology	462	—	—	462
Computer Services, Software & Systems	1,907	—	656	2,563
Computer Technology	1,401	—	—	1,401
Consumer Lending	504	—	—	504
Diversified Media	209	—	—	209
Diversified Retail	1,591	—	—	1,591
Financial Data & Systems	168	—	—	168
Insurance: Property-Casualty	213	—	—	213
Medical Equipment	353	—	—	353
Metals & Minerals: Diversified	54	—	—	54
Real Estate Investment Trusts (REIT)	465	—	—	465
Recreational Vehicles & Boats	402	—	—	402
Semiconductors & Components	91	—	—	91
Wholesale & International Trade	158	—	—	158
Total Common Stocks	9,756	—	656	10,412
Convertible Preferred Stocks	—	—	134	134
Short-Term Investment - Investment Company	393	—	—	393
Total Assets	$10,149	$—	$790	$10,939

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$628	$202
Purchases	246	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(218)	(68)
Realized gains (losses)	—	—
Ending Balance	$656	$134

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(218)	$(68)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$656	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stocks
Alternative Energy	$134	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Air Transport	$10,775	$—	$—	$10,775
Alternative Energy	18,542	—	—	18,542
Beverage: Brewers & Distillers	31,104	—	—	31,104
Beverage: Soft Drinks	12,481	—	—	12,481
Biotechnology	21,013	—	—	21,013
Chemicals: Diversified	24,916	—	—	24,916
Commercial Finance & Mortgage Companies	12,682	—	—	12,682
Commercial Services	26,514	—	—	26,514
Communications Technology	29,675	—	—	29,675
Computer Services, Software & Systems	146,666	—	20,946	167,612
Computer Technology	90,881	—	—	90,881
Consumer Lending	45,970	—	—	45,970
Diversified Media	25,334	—	—	25,334
Diversified Retail	99,843	—	—	99,843
Electronic Components	11,214	—	—	11,214
Financial Data & Systems	23,143	—	—	23,143
Insurance: Property-Casualty	13,748	—	—	13,748
Medical Equipment	24,102	—	—	24,102
Metals & Minerals: Diversified	3,428	—	—	3,428
Pharmaceuticals	21,549	—	—	21,549
Real Estate Investment Trusts (REIT)	30,444	—	—	30,444
Recreational Vehicles & Boats	28,233	—	—	28,233
Semiconductors & Components	5,807	—	—	5,807
Wholesale & International Trade	10,537	—	—	10,537
Total Common Stocks	768,601	—	20,946	789,547
Convertible Preferred Stocks	—	—	5,226	5,226
Short-Term Investment - Investment Company	31,926	—	—	31,926
Total Assets	$800,527	$—	$26,172	$826,699

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$27,021	$7,908
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(6,075)	(2,682)
Realized gains (losses)	—	—
Ending Balance	$20,946	$5,226

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(6,075)	$(2,682)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock

Computer Services, Software & Systems	$20,946	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock

Alternative Energy	$5,226	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Beverage: Brewers & Distillers	$26	$—	$—	$26
Beverage: Soft Drinks	51	—	—	51
Biotechnology	39	—	—	39
Chemicals: Diversified	58	—	—	58
Commercial Services	17	—	—	17
Communications Technology	79	—	—	79
Computer Services, Software & Systems	66	—	—	66
Consumer Lending	62	—	—	62
Consumer Services: Miscellaneous	10	—	—	10
Cosmetics	19	—	—	19
Diversified Retail	21	—	—	21
Foods	129	—	—	129
Home Building	54	—	—	54
Insurance: Life	20	—	—	20
Insurance: Property-Casualty	160	—	—	160
Machinery: Industrial	18	—	—	18
Miscellaneous Consumer Staples	25	—	—	25
Real Estate	42	—	—	42
Real Estate Investment Trusts (REIT)	39	—	—	39
Semiconductors & Components	76	—	—	76
Textiles Apparel & Shoes	15	—	—	15
Total Common Stocks	1,026	—	—	1,026
Short-Term Investment - Investment Company	27	—	—	27
Total Assets	$1,053	$—	$—	$1,053

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Opportunity
Assets:
Common Stocks
Air Transport	$3,026	$—	$—	$3,026
Alternative Energy	3,936	—	—	3,936
Asset Management & Custodian	3,450	—	—	3,450
Casinos & Gambling	4,944	—	—	4,944
Chemicals: Diversified	9,095	—	—	9,095
Communications Technology	3,899	—	—	3,899
Computer Services, Software & Systems	40,343	—	7,076	47,419
Computer Technology	13,559	—	—	13,559
Consumer Lending	27,667	—	—	27,667
Diversified Retail	44,613	—	—	44,613
Education Services	6,402	—	—	6,402
Financial Data & Systems	5,525	—	—	5,525
Home Building	2,868	—	—	2,868
Insurance: Multi-Line	11,387	—	—	11,387
Metals & Minerals: Diversified	1,332	—	—	1,332
Personal Care	3,731	—	—	3,731
Real Estate Investment Trusts (REIT)	8,029	—	—	8,029
Semiconductors & Components	1,662	—	—	1,662
Textiles Apparel & Shoes	13,075	—	—	13,075
Truckers	8,396	—	—	8,396
Total Common Stocks	216,939	—	7,076	224,015
Convertible Preferred Stocks	—	—	2,807	2,807
Participation Notes	—	10,097	—	10,097
Rights	186	—	—	186
Short-Term Investment - Investment Company	3,959	—	—	3,959
Total Assets	$221,084	$10,097	$9,883	$241,064

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$9,128	$4,247
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	(2,052)	(1,440)
Realized gains (losses)	—	—
Ending Balance	$7,076	$2,807

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(2,052)	$(1,440)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$7,076	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stock
Alternative Energy	$2,807	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$23,443	$—	$—		$23,443
Air Transport	10,264	—	—		10,264
Alternative Energy	4,451	—	—		4,451
Asset Management & Custodian	36,229	—	—		36,229
Banks: Diversified	20,329	—	—		20,329
Beverage: Brewers & Distillers	20,298	—	—		20,298
Biotechnology	12,977	—	—		12,977
Cement	27,650	—	—		27,650
Chemicals: Diversified	48,456	—	—		48,456
Commercial Services	238,634	—	—		238,634
Computer Services, Software & Systems	175,615	—	—		175,615
Computer Technology	36,225	—	—		36,225
Consumer Electronics	9,719	—	—		9,719
Diversified Retail	46,717	—	—		46,717
Electronic Components	17,051	—	—		17,051
Entertainment	41,133	—	—		41,133
Foods	41,299	—	—		41,299
Health Care Facilities	2,385	—	—		2,385
Health Care Management Services	34,150	—	—		34,150
Health Care Services	67,562	—	—		67,562
Home Building	7,314	—	—		7,314
Insurance: Multi-Line	31,521	—	—		31,521
Machinery: Industrial	19,761	—	—		19,761
Media	—	—	5,829		5,829
Medical & Dental Instruments & Supplies	46,499	—	—		46,499
Medical Services	2,518	—	—		2,518
Metals & Minerals: Diversified	26,055	—	—		26,055
Miscellaneous Consumer Staples	11,805	—	—		11,805
Oil Well Equipment & Services	17,550	—	—		17,550
Pharmaceuticals	14,829	—	—		14,829
Printing and Copying Services	13,845	—	—		13,845
Publishing	25,070	—	—		25,070
Restaurants	18,163	—	—		18,163
Scientific Instruments: Pollution Control	20,611	—	—		20,611
Semiconductors & Components	25,482	—	—		25,482
Specialty Retail	7,453	—	—		7,453
Technology: Miscellaneous	11,022	—	—		11,022
Telecommunications Equipment	22,733	—	—		22,733
Truckers	12,021	—	—		12,021
Utilities: Electrical	70,515	—	—	†	70,515
Total Common Stocks	1,319,354	—	5,829	†	1,325,183
Preferred Stocks	—	—	12,900		12,900
Convertible Preferred Stocks	—	—	57,248		57,248
Rights	474	—	—		474
Promissory Notes	—	—	867		867
Short-Term Investment - Investment Company	5,222	—	—		5,222
Total Assets	$1,325,050	$—	$76,844	†	$1,401,894

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$9,436	$60,208	$865
Purchases	5,829		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Change in unrealized appreciation (depreciation)	—		3,464	(2,960)	2
Realized gains (losses)	—			—	—
Ending Balance	$5,829	†	$12,900	$57,248	$867

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$—		$3,464	$(2,960)	$2

†   Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Media	$5,829	Discounted cash flow	Weighted average cost of capital	15%	18%	17%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / EBITDA	10.8x	12.0x	11.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
			Equity Value / Net Income	12.1x	18.8x	15.5x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
		Merger & Acquisition Transactions	Enterprise Value / EBITDA	13.7x	16.3x	15.0x	Increase
			Discount for lack of control	35%	35%	35%	Decrease
			Equity Value / Net Income	22.2x	25.0x	23.6x	Increase
			Discount for lack of control	35%	35%	35%	Decrease

Preferred Stocks
Advertising Agencies	$2,053	Market Transaction	Value Received in Merger	$5.19	$5.19	$5.19	Increase
			Discount	4.4%	4.4%	4.4%	Decrease
			Adjusted Value Received in Merger	$4.96	$4.96	$4.96	Increase

Health Care Services	$10,847	Discounted cash flow	Weighted average cost of capital	13%	20%	15%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
Convertible Preferred Stocks
Alternative Energy	$10,396	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease
Computer Services, Software & Systems	$39,385	Market Transaction	Purchase Price of Preferred	$19	$19	$19	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.4x	14.8x	9.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Consumer Services: Miscellaneous	$7,467	Discounted cash flow	Weighted average cost of capital	13.0%	17.0%	15.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	0.8x	6.2x	2.2x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease
Promissory Notes
Advertising Agencies	$867	Market Transaction	Value Received in Merger	100.00	100.00	100.00	Increase
			Discount	4.4%	4.4%	4.4%	Decrease

			Adjusted Value Received in Merger	95.63	95.63	95.63	Increase

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$182,182	$—	$—	$182,182
Commercial Financing	6,751	—	—	6,751
Diversified	113,631	—	—	113,631
Health Care	117,452	—	—	117,452
Industrial	27,106	—	37,402	64,508
Lodging/Resorts	90,344	—	—	90,344
Manufactured Homes	18,608	—	—	18,608
Mixed Industrial/Office	13,236	—	—	13,236
Office	86,563	—	6,074	92,637
Regional Malls	193,545	—	—	193,545
Self Storage	41,286	—	—	41,286
Shopping Centers	67,146	—	—	67,146
Timber	1,227	—	—	1,227
Total Common Stocks	959,077	—	43,476	1,002,553
Short-Term Investment - Investment Company	26,800	—	—	26,800
Total Assets	$985,877	$—	$43,476	$1,029,353

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$38,048
Purchases	2,265
Sales	(155)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	3,318
Realized gains (losses)	—
Ending Balance	$43,476

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$3,318

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stocks
Industrial	$37,402	Adjusted Capital	Underlying Investment
		Balance Model	Financial Statements
Office	$6,074	Adjusted Capital	Underlying Investment
		Balance Model	Financial Statements

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Domestic Debt
Assets:
Fixed Income Securities
Sovereign	$—	$67,792	$—	$67,792
Total Fixed Income Securities	—	67,792	—	67,792
Warrants	—	15	—	15
Short-Term Investments
Investment Company	2,628	—	—	2,628
Repurchase Agreements	—	15	—	15
Total Short-Term Investments	2,628	15	—	2,643
Foreign Currency Exchange Contracts	—	53	—	53
Total Assets	2,628	67,875	—	70,503
Liabilities:
Foreign Currency Exchange Contracts	—	(20)	—	(20)
Total	$2,628	$67,855	$—	$70,483

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets External Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,333	$—	$1,333
Sovereign	—	20,598	—	20,598
Total Fixed Income Securities	—	21,931	—	21,931
Short-Term Investment - Investment Company	2,265	—	—	2,265
Foreign Currency Exchange Contracts	—	2	—	2
Total Assets	2,265	21,933	—	24,198
Liabilities: Foreign Currency Exchange Contracts	—	(3)	—	(3)
Total	$2,265	$21,930	$—	$24,195

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at September 30, 2012 which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Active International Allocation	Emerging Markets	Asian Equity	Frontier Emerging Markets
$510,000	$11,520,000	$82,000	$5,404,000

At September 30, 2012, Frontier Emerging Markets Portfolio held securities with a value of approximately $33,472,000 that transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

At September 30, 2012, International Small Cap Portfolio held a security with a value of approximately $317,000 that transferred from Level 2 to Level 3. This security was valued using other significant observable inputs at December 31, 2011 and was valued using significant unobservable inputs at September 30, 2012.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012